UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Capital Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to October 31, 2009

Item 1. Reports to Stockholders.

2

CREDIT SUISSE FUNDS

Annual Report

October 31, 2009

■  CREDIT SUISSE
  LARGE CAP VALUE FUND

■  CREDIT SUISSE
  SMALL CAP CORE FUND

The Funds' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Funds, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Funds' management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report
October 31, 2009 (unaudited)

December 7, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 10/31/09

Fund and Benchmark	Performance
Common Class[1]	13.74%
Advisor Class[1]	13.05%
Class A1,2	13.43%
Class B1,2	12.54%
Class C1,2	12.55%
Russell 1000 Value Index[3]	4.78%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of recovery continue

The 12-month period ended October 31, 2009, was a volatile one for equities. The Russell 1000 Value Index returned 4.78% for the year.

As of the end of October, several key economic indicators seemed to point to continued weakness in the U.S. economy. For example, the Conference Board Consumer Confidence Index was at 47.7 on October 27, down from 53.4 in September. Additionally, unemployment rates climbed as non-farm payrolls fell by 190,000 jobs in October (with the greatest losses in construction, manufacturing and retail trade), while the household unemployment rate rose to 10.2%. Six out of ten sectors within the S&P 500 posted gains for the year, with the information technology and consumer discretionary sectors up 29.89% and 18.18%, respectively. Financials and utilities were the worst performing sectors, down by 9.61% and 2.64%, respectively.

Strategic Review and Outlook: Maintaining our long-term approach

For the annual period ended October 31, 2009, the Fund outperformed the Russell 1000 Value Index. Financials was the strongest sector for the period, contributing to outperformance due to stock selection. Consumer discretionary (one of the Fund's largest overweight positions) and industrials also contributed to outperformance due to both stock and sector bets. Conversely, the Fund's significant underweight position in telecomm services also detracted from performance.

During the period, Constantin Filitti and Timothy Schwider joined Jordan Low, the lead manager, as portfolio managers of the Credit Suisse Quantitative

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Equities Group responsible for the day-to-day portfolio management of the Fund. Please see the supplement to the prospectus for their biographies and other details.

Although we expect the market to remain challenging in the near term, we are comfortable with our proactive, long term-investment strategy going forward.

Credit Suisse Quantitative Equities Group

Jordan Low
Constantin Filitti
Timothy Schwider

The value of investments generally will fluctuate in response to market movements and the Fund's performance will largely depend on the performance of value stocks, which may be more volatile than the overall market.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Common Class shares and
the Russell 1000® Value Index3 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Advisor Class shares and the Russell 1000® Value Index3,4 from Inception (06/06/03).

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Class A shares2, Class B shares2 and the Russell 1000® Value Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Value Fund1 Class C shares2 and
the Russell 1000® Value Index3,5 from Inception (02/28/00).

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Average Annual Returns as of September 30, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	(2.70)%	2.23%	—	2.61%
Advisor Class	(3.18)%	1.74%	—	3.76%
Class A Without Sales Charge	(3.02)%	1.96%	2.62%	—
Class A With Maximum Sales Charge	(8.62)%	0.76%	2.01%	—
Class B Without CDSC	(3.66)%	1.21%	1.86%	—
Class B With CDSC	(7.48)%	1.21%	1.86%	—
Class C Without CDSC	(3.70)%	1.20%	—	2.27%
Class C With CDSC	(4.65)%	1.20%	—	2.27%

Average Annual Returns as of October 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	13.74%	1.64%	—	2.33%
Advisor Class	13.05%	1.16%	—	3.33%
Class A Without Sales Charge	13.43%	1.39%	2.01%	—
Class A With Maximum Sales Charge	6.88%	0.20%	1.41%	—
Class B Without CDSC	12.54%	0.62%	1.25%	—
Class B With CDSC	8.54%	0.62%	1.25%	—
Class C Without CDSC	12.55%	0.63%	—	2.00%
Class C With CDSC	11.55%	0.63%	—	2.00%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.19% for Common Class shares, 1.69% for Advisor Class shares, 1.44% for Class A shares, 2.19% for Class B shares and 2.19% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.05% for Common Class shares, 1.55% for Advisor Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 6.88%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 8.54%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 11.55%.

3  The Russell 1000® Value Index measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning June 6, 2003. For that reason, performance for the benchmark is shown for the period beginning July 1, 2003.

5  Performance for the benchmark is not available for the period beginning February 28, 2000. For that reason, performance for the benchmark is shown for the period beginning March 1, 2000.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2009

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,215.70	$1,212.70	$1,213.90	$1,210.00	$1,209.40
Expenses Paid per $1,000*	$5.86	$8.64	$7.25	$11.42	$11.42
Hypothetical 5% Fund Return
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,019.91	$1,017.39	$1,018.65	$1,014.87	$1,014.87
Expenses Paid per $1,000*	$5.35	$7.88	$6.61	$10.41	$10.41
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.05%	1.55%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Value Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report
October 31, 2009 (unaudited)

December 7, 2009

Dear Shareholder:

Performance Summary
11/01/08 – 10/31/09

Fund and Benchmark	Performance
Common Class[1]	(1.02)%
Class A1,2	(1.01)%
Class B1,2	(1.72)%
Class C1,2	(1.73)%
Standard & Poor's SmallCap 600 Index[3]	5.56%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: Signs of recovery continue

The 12-month period ended October 31, 2009, was a volatile one for equities. The S&P 600 SmallCap Index returned 5.56% for the year.

As of the end of October, several key economic indicators seemed to point to continued weakness in the U.S. economy. For example, the Conference Board Consumer Confidence Index was at 47.7 on October 27, down from 53.4 in September. Additionally, unemployment rates climbed as non-farm payrolls fell by 190,000 jobs in October (with the greatest losses in construction, manufacturing and retail trade), while the household unemployment rate rose to 10.2%. Six out of ten sectors within the S&P 500 posted gains for the year, with the information technology and consumer discretionary sectors up 29.89% and 18.18%, respectively. Financials and utilities were the worst performing sectors, down by 9.61% and 2.64%, respectively.

Strategic Review and Outlook: Maintaining our long-term approach

For the annual period ended October 31, 2009, the Fund underperformed the S&P SmallCap 600 Index. Industrials, although it was the Fund's largest underweight position, was the strongest sector in the 12-month period and contributed positively to Fund performance. Financials and utilities also helped the Fund's performance. The Fund had its biggest overweight position in the consumer discretionary and telecomm services sectors. The Fund's holdings in the consumer discretionary sector underperformed due to both stock selection and sector weighting, while telecomm services remained flat relative to the Index. Healthcare and energy, the worst sectors in the portfolio, also detracted from performance.

Overall, the Fund's performance was fairly steady until July, when the portfolio faced challenges as a result of the rally of stocks with higher volatility. It was a

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

difficult environment for individual stock picks, but a good environment for taking directional bets due to the rapid shift from a bear market to a bull market. Additionally, low summer volume made it harder to trade effectively as increasing retail flows and decreasing professional trades result in more erratic stock moves. These conditions resulted in the Fund underperforming its benchmark. Despite this trend, we do not believe short-term trading based on trends is sustainable or profitable over the long term. Although, we may experience temporary losses, we believe the better strategy is to continue to enter positions at attractive prices and increase the potential for strong longer-term returns going forward.

During the period, Constantin Filitti and Timothy Schwider joined Jordan Low, the lead manager, as portfolio managers of the Credit Suisse Quantitative Equities Group responsible for the day-to-day portfolio management of the Fund. Please see the supplement to the prospectus for their biographies and other details.

Although we expect the market to remain challenging in the near term, we are comfortable with our proactive, long term-investment strategy going forward.

Credit Suisse Quantitative Equities Group

Jordan Low
Constantin Filitti
Timothy Schwider

Because of the nature of the Fund's investments in special-situation, start-up and other small companies, an investment in the Fund may be more volatile and less liquid than investments in larger companies.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The Fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Common Class shares and
the Standard & Poor's SmallCap 600® Index3 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Class A shares2, Class B shares2 and the Standard & Poor's SmallCap 600® Index3 for Ten Years.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Small Cap Core Fund1 Class C shares2 and
the Standard & Poor's SmallCap 600® Index3,4 from Inception (02/28/00).

Average Annual Returns as of September 30, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	(13.52)%	0.02%	—	5.46%
Class A Without Sales Charge	(13.54)%	0.03%	6.53%	—
Class A With Maximum Sales Charge	(18.54)%	(1.15)%	5.90%	—
Class B Without CDSC	(14.13)%	(0.72)%	5.74%	—
Class B With CDSC	(17.57)%	(0.72)%	5.74%	—
Class C Without CDSC	(14.26)%	(0.75)%	—	5.95%
Class C With CDSC	(15.11)%	(0.75)%	—	5.95%

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Average Annual Returns as of October 31, 20091

	1 Year	5 Years	10 Years	Since Inception
Common Class	(1.02)%	(1.44)%	—	4.65%
Class A Without Sales Charge	(1.01)%	(1.43)%	5.79%	—
Class A With Maximum Sales Charge	(6.71)%	(2.59)%	5.16%	—
Class B Without CDSC	(1.72)%	(2.16)%	5.00%	—
Class B With CDSC	(5.65)%	(2.16)%	5.00%	—
Class C Without CDSC	(1.73)%	(2.17)%	—	5.18%
Class C With CDSC	(2.71)%	(2.17)%	—	5.18%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.85% for Common Class shares, 1.85% for Class A shares, 2.60% for Class B shares and 2.60% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.55% for Common Class shares, 1.55% for Class A shares, 2.30% for Class B shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (6.71)%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was (5.65)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (2.71)%.

3  The Standard & Poor's SmallCap 600® Index is an unmanaged market weighted index of 600 U.S. stocks selected on the basis of capitalization, liquidity and industry group representation. It is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning February 28, 2000. For that reason, performance for the benchmark is shown for the period beginning March 1, 2000.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2009

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,113.70	$1,113.50	$1,109.80	$1,109.30
Expenses Paid per $1,000*	$8.26	$8.26	$12.23	$12.23
Hypothetical 5% Fund Return
Beginning Account Value 5/1/09	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/09	$1,017.39	$1,017.39	$1,013.61	$1,013.61
Expenses Paid per $1,000*	$7.88	$7.88	$11.67	$11.67
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	1.55%	2.30%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Small Cap Core Fund
Annual Investment Adviser's Report (continued)
October 31, 2009 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Value Fund
Schedule of Investments
October 31, 2009

	Number of Shares	Value
COMMON STOCKS (99.2%)
Aerospace & Defense (0.6%)
Cubic Corp.	51	$1,770
General Dynamics Corp.	2,400	150,480
ITT Corp.	1,200	60,840
L-3 Communications Holdings, Inc.	800	57,832
Lockheed Martin Corp.	100	6,879
Northrop Grumman Corp.	6,100	305,793
Orbital Sciences Corp.*	100	1,288
Raytheon Co.	900	40,752
Rockwell Collins, Inc.	100	5,038
Spirit Aerosystems Holdings, Inc. Class A*	400	6,368
The Boeing Co.	5,300	253,340
United Technologies Corp.	600	36,870
		927,250
Air Freight & Logistics (1.4%)
FedEx Corp.	17,000	1,235,730
United Parcel Service, Inc. Class B	17,400	934,032
Uti Worldwide, Inc.	300	3,741
		2,173,503
Airlines (0.0%)
Southwest Airlines Co.	3,900	32,760
Auto Components (0.1%)
Autoliv, Inc.	800	26,864
Cooper Tire & Rubber Co.	200	3,052
Federal Mogul Corp.*	300	3,345
Johnson Controls, Inc.	2,100	50,232
TRW Automotive Holdings Corp.*	300	4,695
		88,188
Automobiles (0.5%)
Ford Motor Co.*	106,500	745,500
Harley-Davidson, Inc.	1,800	44,856
Thor Industries, Inc.	300	7,866
		798,222
Beverages (0.6%)
Coca-Cola Enterprises, Inc.	600	11,442
Constellation Brands, Inc. Class A*	1,400	22,148
Dr. Pepper Snapple Group, Inc.*	2,100	57,246
Molson Coors Brewing Co. Class B	800	39,176
Pepsi Bottling Group, Inc.	400	14,976
PepsiCo, Inc.	9,000	544,950
The Coca-Cola Co.	4,000	213,240
		903,178

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Biotechnology (1.7%)
Amgen, Inc.*	35,100	$1,885,923
Biogen Idec, Inc.*	300	12,639
Genzyme Corp.*	4,900	247,940
Gilead Sciences, Inc.*	11,800	502,090
		2,648,592
Building Products (0.0%)
Armstrong World Industries, Inc.*	600	22,350
Masco Corp.	1,400	16,450
Owens Corning*	300	6,633
USG Corp.*	200	2,628
		48,061
Capital Markets (4.8%)
American Capital, Ltd.*	1	3
Ameriprise Financial, Inc.	1,800	62,406
BlackRock, Inc.	300	64,947
Blackstone Group LP	200	2,684
Franklin Resources, Inc.	500	52,315
Invesco, Ltd.	3,100	65,565
Investment Technology Group, Inc.*	400	8,628
Jefferies Group, Inc.*	100	2,610
Legg Mason, Inc.	1,200	34,932
Morgan Stanley	50,800	1,631,696
Northern Trust Corp.	100	5,025
Piper Jaffray Cos.*	200	9,278
Raymond James Financial, Inc.	700	16,527
State Street Corp.	1,900	79,762
TD Ameritrade Holding Corp.*	100	1,930
The Bank of New York Mellon Corp.	107,500	2,865,950
The Charles Schwab Corp.	200	3,468
The Goldman Sachs Group, Inc.	15,100	2,569,567
Waddell & Reed Financial, Inc. Class A	100	2,806
		7,480,099
Chemicals (1.5%)
Air Products & Chemicals, Inc.	1,000	77,130
Airgas, Inc.	500	22,180
Albemarle Corp.	600	18,948
Ashland, Inc.	700	24,178
Cabot Corp.	800	17,544
Cytec Industries, Inc.	300	9,951
E.I. Du Pont de Nemours & Co.	4,700	149,554
Eastman Chemical Co.	700	36,757
Huntsman Corp.	1,200	9,540
Intrepid Potash, Inc.*	100	2,576
Lubrizol Corp.	200	13,312
Monsanto Co.	20,100	1,350,318
PPG Industries, Inc.	1,200	67,716
RPM International, Inc.	400	7,048

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Chemicals
The Dow Chemical Co.	20,700	$486,036
The Mosaic Co.	300	14,019
The Scotts Miracle-Gro Co. Class A	100	4,062
Valspar Corp.	700	17,759
Westlake Chemical Corp.	200	4,858
		2,333,486
Commercial Banks (5.4%)
Associated Banc-Corp.	1,200	15,372
Bancorpsouth, Inc.	600	13,548
BB&T Corp.	6,200	148,242
BOK Financial Corp.	300	12,891
CapitalSource, Inc.	6,200	22,072
Comerica, Inc.	1,100	30,525
Cullen/Frost Bankers, Inc.	300	14,037
Fifth Third Bancorp	6,200	55,428
First Citizens BancShares, Inc. Class A	170	25,330
First Commonwealth Financial Corp.	200	1,050
First Horizon National Corp.*	1,600	18,928
FirstMerit Corp.	110	2,084
FNB Corp.	200	1,416
Fulton Financial Corp.	4,084	33,734
Huntington Bancshares, Inc.	22,100	84,201
Keycorp	8,000	43,120
M&T Bank Corp.	500	31,425
Marshall & Ilsley Corp.	3,400	18,088
PNC Financial Services Group, Inc.	7,400	362,156
Regions Financial Corp.	28,700	138,908
SunTrust Banks, Inc.	21,300	407,043
Synovus Financial Corp.	11,700	25,974
U.S. Bancorp	100,300	2,328,966
Valley National Bancorp	1,000	13,280
Wells Fargo & Co.	163,900	4,510,528
Whitney Holding Corp.	1,022	8,207
Wilmington Trust Corp.	1,300	15,665
Zions Bancorporation	900	12,744
		8,394,962
Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	600	21,390
Cintas Corp.	1,000	27,690
Corrections Corp. of America*	700	16,758
Covanta Holding Corp.*	600	10,308
Deluxe Corp.	200	2,846
Pitney Bowes, Inc.	1,500	36,750
R. R. Donnelley & Sons Co.	5,900	118,472
Republic Services, Inc.	1,600	41,456
Steelcase, Inc. Class A	100	577
		276,247

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (1.6%)
CommScope, Inc.*	600	$16,212
EchoStar Corp. Class A*	9,500	172,520
JDS Uniphase Corp.*	900	5,031
Juniper Networks, Inc.*	500	12,755
Motorola, Inc.	58,400	500,488
Polycom, Inc.*	200	4,294
QUALCOMM, Inc.	43,400	1,797,194
Tellabs, Inc.*	3,000	18,060
		2,526,554
Computers & Peripherals (2.9%)
Apple, Inc.*	2,100	395,850
Dell, Inc.*	500	7,245
Diebold, Inc.	100	3,024
EMC Corp.*	177,100	2,916,837
Hewlett-Packard Co.	10,200	484,092
International Business Machines Corp.	2,900	349,769
Lexmark International, Inc. Class A*	500	12,750
NCR Corp.*	100	1,015
QLogic Corp.*	100	1,754
SanDisk Corp.*	900	18,432
Seagate Technology	1,500	20,925
STEC, Inc.*	100	2,132
Sun Microsystems, Inc.*	41,000	335,380
Synaptics, Inc.*	100	2,250
Teradata Corp.*	100	2,788
Western Digital Corp.*	300	10,104
		4,564,347
Construction & Engineering (0.1%)
Aecom Technology Corp.*	100	2,524
Dycom Industries, Inc.*	20	197
Fluor Corp.	100	4,442
Jacobs Engineering Group, Inc.*	100	4,229
KBR, Inc.	1,261	25,813
Quanta Services, Inc.*	1,500	31,800
The Shaw Group, Inc.*	300	7,698
URS Corp.*	500	19,430
		96,133
Construction Materials (0.0%)
Eagle Materials, Inc.	200	4,970
Vulcan Materials Co.	900	41,427
		46,397

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Consumer Finance (3.2%)
American Express Co.	73,500	$2,560,740
AmeriCredit Corp.*	600	10,590
Capital One Financial Corp.	65,600	2,400,960
Discover Financial Services	4,200	59,388
SLM Corp.*	2,700	26,190
		5,057,868
Containers & Packaging (0.1%)
Aptargroup, Inc.	400	14,124
Bemis Co., Inc.	700	18,081
Packaging Corp. of America	600	10,968
Pactiv Corp.*	300	6,927
Sealed Air Corp.	1,100	21,153
Sonoco Products Co.	700	18,725
Temple-Inland, Inc.	1,000	15,450
		105,428
Distributors (0.0%)
Genuine Parts Co.	1,100	38,489
Diversified Consumer Services (0.2%)
Career Education Corp.*	200	4,168
Coinstar, Inc.*	1,100	34,914
Corinthian Colleges, Inc.*	20,500	325,130
H&R Block, Inc.	100	1,834
ITT Educational Services, Inc.*	200	18,070
Regis Corp.	100	1,624
		385,740
Diversified Financial Services (7.5%)
Bank of America Corp.	195,744	2,853,948
Citigroup, Inc.	433,500	1,773,015
CME Group, Inc.	2,000	605,220
Interactive Brokers Group, Inc. Class A*	24,700	395,447
JPMorgan Chase & Co.	143,900	6,010,703
Leucadia National Corp.*	800	17,976
Moody's Corp.	100	2,368
MSCI, Inc. Class A*	100	3,040
NYSE Euronext	1,400	36,190
The NASDAQ OMX Group, Inc.*	500	9,030
		11,706,937
Diversified Telecommunication Services (6.3%)
AT&T, Inc.	204,405	5,247,076
CenturyTel, Inc.	2,200	71,412
Clearwire Corp. Class A*	400	2,504
Qwest Communications International, Inc.	45,400	162,986
Verizon Communications, Inc.	146,200	4,326,058
Windstream Corp.	1,700	16,388
		9,826,424

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (1.4%)
Allegheny Energy, Inc.	600	$13,692
American Electric Power Co., Inc.	3,900	117,858
DPL, Inc.	700	17,738
Duke Energy Corp.	38,200	604,324
Edison International	2,400	76,368
Entergy Corp.	1,700	130,424
Exelon Corp.	4,600	216,016
FirstEnergy Corp.	2,600	112,528
FPL Group, Inc.	11,500	564,650
Great Plains Energy, Inc.	900	15,570
Hawaiian Electric Industries, Inc.	900	16,065
Northeast Utilities	1,200	27,660
Pepco Holdings, Inc.	1,600	23,888
Pinnacle West Capital Corp.	700	21,924
PPL Corp.	200	5,888
Progress Energy, Inc.	2,200	82,566
Southern Co.	6,400	199,616
		2,246,775
Electrical Equipment (0.4%)
Cooper Industries PLC Class A	16,100	622,909
Emerson Electric Co.	200	7,550
First Solar, Inc.*	100	12,193
Rockwell Automation, Inc.	900	36,855
Thomas & Betts Corp.*	400	13,684
		693,191
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.*	500	12,670
Avnet, Inc.*	700	17,346
AVX Corp.	300	3,396
Corning, Inc.	2,000	29,220
FLIR Systems, Inc.*	100	2,781
Ingram Micro, Inc. Class A*	1,400	24,710
Jabil Circuit, Inc.	600	8,028
Molex, Inc.	1,100	20,537
Tech Data Corp.*	300	11,529
		130,217
Energy Equipment & Services (1.2%)
BJ Services Co.	100	1,920
ENSCO International, Inc.	900	41,211
FMC Technologies, Inc.*	100	5,260
Global Industries, Ltd.*	5,000	36,450
Halliburton Co.	7,000	204,470
Helmerich & Payne, Inc.	500	19,010
Nabors Industries, Ltd.*	2,200	45,826
National-Oilwell Varco, Inc.*	3,300	135,267
Oceaneering International, Inc.*	200	10,220

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Oil States International, Inc.*	300	$10,332
Patterson-UTI Energy, Inc.	1,000	15,580
Pride International, Inc.*	600	17,736
Rowan Cos., Inc.	900	20,925
Schlumberger, Ltd.	21,500	1,337,300
Seahawk Drilling, Inc.*	6	162
Smith International, Inc.	400	11,092
Unit Corp.*	200	7,816
		1,920,577
Food & Staples Retailing (1.3%)
CVS Caremark Corp.	21,900	773,070
Safeway, Inc.	3,200	71,456
SUPERVALU, Inc.	1,600	25,392
Sysco Corp.	100	2,645
The Kroger Co.	900	20,817
Wal-Mart Stores, Inc.	21,800	1,083,024
		1,976,404
Food Products (2.3%)
Archer-Daniels-Midland Co.	27,100	816,252
Bunge, Ltd.	3,900	222,534
Chiquita Brands International, Inc.*	100	1,619
ConAgra Foods, Inc.	3,500	73,500
Corn Products International, Inc.	500	14,090
Dean Foods Co.*	100	1,823
Del Monte Foods Co.	1,400	15,120
General Mills, Inc.	1,400	92,288
Hormel Foods Corp.	400	14,584
Kraft Foods, Inc. Class A	76,700	2,110,784
Lancaster Colony Corp.	600	29,148
McCormick & Co., Inc.	100	3,501
Ralcorp Holdings, Inc.*	300	16,110
Sara Lee Corp.	4,000	45,160
Smithfield Foods, Inc.*	900	12,006
The Hershey Co.	300	11,337
The J.M. Smucker Co.	800	42,184
Tyson Foods, Inc. Class A	7,700	96,404
		3,618,444
Gas Utilities (0.1%)
AGL Resources, Inc.	500	17,480
Atmos Energy Corp.	600	16,710
Energen Corp.	500	21,940
National Fuel Gas Co.	400	18,136
New Jersey Resources Corp.	100	3,520
Nicor, Inc.	100	3,708
Northwest Natural Gas Co.	200	8,362
ONEOK, Inc.	700	25,347

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Gas Utilities
Questar Corp.	1,300	$51,792
Southwest Gas Corp.	100	2,499
UGI Corp.	700	16,716
		186,210
Health Care Equipment & Supplies (0.3%)
Becton, Dickinson and Co.	100	6,836
Boston Scientific Corp.*	19,300	156,716
CareFusion Corp.*	250	5,593
Greatbatch, Inc.*	100	1,967
Hill-Rom Holdings, Inc.	300	5,877
Hologic, Inc.*	1,700	25,126
Inverness Medical Innovations, Inc.*	200	7,602
ResMed, Inc.*	100	4,921
Stryker Corp.	100	4,600
Thoratec Corp.*	3,600	94,536
Zimmer Holdings, Inc.*	1,600	84,112
		397,886
Health Care Providers & Services (0.5%)
Aetna, Inc.	2,700	70,281
AMERIGROUP Corp.*	400	8,820
AmerisourceBergen Corp.	200	4,430
Cardinal Health, Inc.	2,700	76,518
CIGNA Corp.	1,900	52,896
Coventry Health Care, Inc.*	1,000	19,830
Emergency Medical Services Corp. Class A*	100	4,802
Express Scripts, Inc.*	100	7,992
Humana, Inc.*	1,000	37,580
Kindred Healthcare, Inc.*	100	1,470
LifePoint Hospitals, Inc.*	300	8,499
Lincare Holdings, Inc.*	300	9,423
McKesson Corp.	1,000	58,730
Omnicare, Inc.	600	13,002
Quest Diagnostics, Inc.	100	5,593
Tenet Healthcare Corp.*	1,300	6,656
UnitedHealth Group, Inc.	9,300	241,335
Universal Health Services, Inc. Class B	200	11,130
WellPoint, Inc.*	3,428	160,293
		799,280
Health Care Technology (0.0%)
Cerner Corp.*	100	7,604
IMS Health, Inc.	700	11,473
		19,077

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure (0.8%)
Bob Evans Farms, Inc.	700	$18,389
Boyd Gaming Corp.*	1,300	9,568
Carnival Corp.	18,300	532,896
Darden Restaurants, Inc.	100	3,031
International Speedway Corp. Class A	300	7,653
McDonald's Corp.	100	5,861
P.F. Chang's China Bistro, Inc.*	158	4,612
Panera Bread Co. Class A*	302	18,114
Royal Caribbean Cruises, Ltd.*	2,800	56,644
Starwood Hotels & Resorts Worldwide, Inc.	1,200	34,872
The Cheesecake Factory, Inc.*	25,000	454,500
Wendy's/Arby's Group, Inc. Class A	6,700	26,465
WMS Industries, Inc.*	100	3,998
Wynn Resorts, Ltd.*	400	21,688
Yum! Brands, Inc.	100	3,295
		1,201,586
Household Durables (0.2%)
American Greetings Corp. Class A	100	2,034
Black & Decker Corp.	400	18,888
D.R. Horton, Inc.	2,200	24,112
Fortune Brands, Inc.	1,100	42,845
Garmin, Ltd.	700	21,182
Harman International Industries, Inc.	300	11,283
Jarden Corp.	600	16,434
KB Home	500	7,090
Leggett & Platt, Inc.	600	11,598
Lennar Corp. Class A	1,200	15,120
M.D.C. Holdings, Inc.	300	9,786
Newell Rubbermaid, Inc.	2,000	29,020
NVR, Inc.*	100	66,227
Pulte Homes, Inc.	2,400	21,624
Tempur-Pedic International, Inc.*	200	3,874
Toll Brothers, Inc.*	1,000	17,320
Tupperware Brands Corp.	100	4,502
Whirlpool Corp.	500	35,795
		358,734
Household Products (1.9%)
Kimberly-Clark Corp.	300	18,348
The Procter & Gamble Co.	50,400	2,923,200
		2,941,548
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	100	3,092
Mirant Corp.*	1,678	23,458
Ormat Technologies, Inc.	100	3,780
RRI Energy, Inc.*	2,800	14,756
The AES Corp.*	1,200	15,684
		60,770

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates (3.1%)
3M Co.	200	$14,714
Carlisle Cos., Inc.	200	6,208
General Electric Co.	340,400	4,854,104
Textron, Inc.	2,100	37,338
		4,912,364
Insurance (4.0%)
Aflac, Inc.	200	8,298
Allied World Assurance Co. Holdings, Ltd.	1,500	67,140
American Financial Group, Inc.	600	14,760
American International Group, Inc.*	68,700	2,309,694
AON Corp.	2,300	88,573
Arch Capital Group, Ltd.*	1,600	107,792
Arthur J. Gallagher & Co.	245	5,466
Aspen Insurance Holdings, Ltd.	2,600	67,080
Assurant, Inc.	800	23,944
Axis Capital Holdings, Ltd.	3,200	92,448
Brown & Brown, Inc.	100	1,837
Cincinnati Financial Corp.	1,000	25,360
CNA Financial Corp.*	300	6,531
Endurance Specialty Holdings, Ltd.	100	3,599
Erie Indemnity Co. Class A	906	31,936
Everest Re Group, Ltd.	1,900	166,231
Fidelity National Financial, Inc. Class A	1,500	20,355
First American Corp.	900	27,351
Genworth Financial, Inc. Class A*	14,100	149,742
Hartford Financial Services Group, Inc.	15,400	377,608
HCC Insurance Holdings, Inc.	1,000	26,390
Lincoln National Corp.	1,800	42,894
Loews Corp.	4,200	139,020
Marsh & McLennan Cos., Inc.	3,700	86,802
MBIA, Inc.*	4,000	16,240
Mercury General Corp.	100	3,646
MetLife, Inc.	16,800	571,704
Old Republic International Corp.	1,800	19,224
OneBeacon Insurance Group, Ltd. Class A	700	8,344
PartnerRe, Ltd.	1,800	137,664
Principal Financial Group, Inc.	100	2,504
Protective Life Corp.	600	11,550
Prudential Financial, Inc.	5,700	257,811
Reinsurance Group of America, Inc.	400	18,440
RenaissanceRe Holdings, Ltd.	2,000	105,000
StanCorp Financial Group, Inc.	500	18,355
The Allstate Corp.	4,500	133,065
The Chubb Corp.	2,900	140,708
The Progressive Corp.*	4,600	73,600
The Travelers Cos., Inc.	11,700	582,543
Torchmark Corp.	500	20,300
Transatlantic Holdings, Inc.	324	16,362

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Insurance
Unitrin, Inc.	838	$16,425
Unum Group	2,900	57,855
Validus Holdings, Ltd.	2,500	63,250
W.R. Berkley Corp.	700	17,304
Wesco Financial Corp.	100	32,800
White Mountains Insurance Group, Ltd.	200	61,882
XL Capital, Ltd. Class A	2,800	45,948
		6,323,375
Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	200	23,762
Expedia, Inc.*	1,300	29,471
Liberty Media Corp. - Interactive Class A*	15,800	179,172
NetFlix, Inc.*	100	5,345
priceline.com, Inc.*	200	31,558
		269,308
Internet Software & Services (0.5%)
eBay, Inc.*	6,700	149,209
Google, Inc. Class A*	1,000	536,120
Sohu.com, Inc.*	500	27,800
		713,129
IT Services (0.2%)
Alliance Data Systems Corp.*	100	5,498
Amdocs, Ltd.*	5,300	133,560
Broadridge Financial Solutions, Inc.	512	10,655
Computer Sciences Corp.*	1,100	55,781
Convergys Corp.*	600	6,510
Global Cash Access Holdings, Inc.*	100	633
Mastercard, Inc. Class A	500	109,510
SAIC, Inc.*	300	5,313
Visa, Inc. Class A	100	7,576
Wright Express Corp.*	100	2,791
		337,827
Leisure Equipment & Products (0.0%)
Callaway Golf Co.	100	684
Hasbro, Inc.	500	13,635
Mattel, Inc.	2,500	47,325
Polaris Industries, Inc.	100	4,207
		65,851
Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc.*	100	3,652
PerkinElmer, Inc.	600	11,166
Thermo Fisher Scientific, Inc.*	2,900	130,500
Waters Corp.*	100	5,743
		151,061

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Machinery (0.6%)
AGCO Corp.*	600	$16,866
Caterpillar, Inc.	2,500	137,650
Crane Co.	300	8,355
Cummins, Inc.	1,000	43,060
Danaher Corp.	700	47,761
Deere & Co.	2,400	109,320
Dover Corp.	300	11,304
Eaton Corp.	1,200	72,540
Federal Signal Corp.	100	614
Flowserve Corp.	100	9,821
Gardner Denver, Inc.*	276	9,911
IDEX Corp.	200	5,686
Illinois Tool Works, Inc.	3,400	156,128
Lincoln Electric Holdings, Inc.	300	14,232
Navistar International Corp.*	100	3,314
Oshkosh Corp.	600	18,756
Parker Hannifin Corp.	1,100	58,256
Pentair, Inc.	400	11,640
SPX Corp.	300	15,834
Tennant Co.	200	5,332
Terex Corp.*	700	14,154
The Manitowoc Co., Inc.	5,300	48,442
The Stanley Works	500	22,615
The Timken Co.	1,700	37,451
Trinity Industries, Inc.	700	11,816
		890,858
Marine (0.0%)
Alexander & Baldwin, Inc.	800	23,064
Media (5.2%)
Cablevision Systems Corp. Group A	2,000	45,920
CBS Corp. Class B	5,100	60,027
Central European Media Enterprises, Ltd. Class A*	1,100	27,654
Clear Channel Outdoor Holdings, Inc. Class A*	14,100	96,162
Comcast Corp. Class A	96,800	1,403,600
DISH Network Corp. Class A*	1,800	31,320
DreamWorks Animation SKG, Inc. Class A*	700	22,400
Gannett Co., Inc.	1,900	18,658
Interpublic Group of Cos., Inc.*	3,600	21,672
Liberty Global, Inc. Class A*	2,000	41,060
Liberty Media Corp. - Capital Series A*	500	10,345
Liberty Media Corp. - Entertainment Series A*	4,000	123,280
Marvel Entertainment, Inc.*	100	4,997
Meredith Corp.	300	8,118
News Corp. Class A	58,300	671,616
Omnicom Group, Inc.	100	3,428
Scripps Networks Interactive, Inc. Class A	300	11,328
The DIRECTV Group, Inc.*	900	23,670
The McGraw-Hill Cos., Inc.	100	2,878

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Media
The Walt Disney Co.	100	$2,737
Time Warner Cable, Inc.	10,700	422,008
Time Warner, Inc.	162,000	4,879,440
Viacom, Inc. Class B*	100	2,759
Virgin Media, Inc.	9,800	136,906
Warner Music Group Corp.*	1,300	7,488
		8,079,471
Metals & Mining (1.2%)
Alcoa, Inc.	9,200	114,264
Allegheny Technologies, Inc.	700	21,602
Carpenter Technology Corp.	300	6,309
Century Aluminum Co.*	200	1,734
Cliffs Natural Resources, Inc.	800	28,456
Commercial Metals Co.	800	11,872
Freeport-McMoRan Copper & Gold, Inc.*	7,300	535,528
Newmont Mining Corp.	22,400	973,504
Nucor Corp.	2,600	103,610
Reliance Steel & Aluminum Co.	400	14,592
Royal Gold, Inc.	300	13,251
Schnitzer Steel Industries, Inc. Class A	300	12,972
Steel Dynamics, Inc.	1,600	21,424
Titanium Metals Corp.	600	5,160
United States Steel Corp.	1,100	37,939
Walter Energy, Inc.	100	5,850
Worthington Industries, Inc.	4,300	47,515
		1,955,582
Multi-Utilities (2.6%)
Alliant Energy Corp.	800	21,248
Ameren Corp.	1,700	41,378
Black Hills Corp.	100	2,437
CMS Energy Corp.	1,700	22,610
Consolidated Edison, Inc.	2,000	81,360
Dominion Resources, Inc.	4,500	153,405
DTE Energy Co.	1,200	44,376
Integrys Energy Group, Inc.	400	13,840
MDU Resources Group, Inc.	1,300	26,975
NiSource, Inc.	2,100	27,132
NSTAR	700	21,665
OGE Energy Corp.	600	19,932
PG&E Corp.	3,000	122,670
Public Service Enterprise Group, Inc.	105,300	3,137,940
SCANA Corp.	800	27,072
Sempra Energy	2,000	102,900
TECO Energy, Inc.	1,600	22,944
Vectren Corp.	500	11,270
Wisconsin Energy Corp.	800	34,936
Xcel Energy, Inc.	3,700	69,782
		4,005,872

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Multiline Retail (0.1%)
99 Cents Only Stores*	3,900	$44,343
Big Lots, Inc.*	600	15,030
Family Dollar Stores, Inc.	100	2,830
J.C. Penney Co., Inc.	1,900	62,947
Kohl's Corp.*	400	22,888
Macy's, Inc.	3,200	56,224
Sears Holdings Corp.*	500	33,930
		238,192
Office Electronics (0.0%)
Xerox Corp.	4,400	33,088
Zebra Technologies Corp. Class A*	100	2,500
		35,588
Oil, Gas & Consumable Fuels (18.6%)
Alpha Natural Resources, Inc.*	200	6,794
Anadarko Petroleum Corp.	25,000	1,523,250
Apache Corp.	7,400	696,488
Arch Coal, Inc.	1,200	25,992
Atlas Pipeline Partners LP	100	702
Berry Petroleum Co. Class A	200	5,072
Cabot Oil & Gas Corp.	700	26,929
Chesapeake Energy Corp.	10,200	249,900
Chevron Corp.	50,400	3,857,616
Cimarex Energy Co.	600	23,496
Concho Resources, Inc.*	500	19,055
ConocoPhillips	132,000	6,623,760
Consol Energy, Inc.	200	8,562
Denbury Resources, Inc.*	1,900	27,740
Devon Energy Corp.	4,700	304,137
El Paso Corp.	3,900	38,259
EOG Resources, Inc.	2,100	171,486
Exxon Mobil Corp.	177,800	12,742,926
Forest Oil Corp.*	500	9,800
Frontline, Ltd.	1,600	37,328
Hess Corp.	2,400	131,376
Marathon Oil Corp.	5,700	182,229
Mariner Energy, Inc.*	200	2,548
McMoRan Exploration Co.*	200	1,538
Murphy Oil Corp.	1,400	85,596
Newfield Exploration Co.*	1,200	49,224
Noble Energy, Inc.	1,300	85,319
Occidental Petroleum Corp.	19,800	1,502,424
Overseas Shipholding Group, Inc.	300	11,775
Pioneer Natural Resources Co.	800	32,888
Range Resources Corp.	1,000	50,050
Rex Energy Corp.*	200	1,618
SandRidge Energy, Inc.*	1,200	12,276
Southern Union Co.	800	15,656

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Southwestern Energy Co.*	200	$8,716
Spectra Energy Corp.	5,100	97,512
St. Mary Land & Exploration Co.	300	10,230
Stone Energy Corp.*	200	3,066
Sunoco, Inc.	800	24,640
Teekay Corp.	800	16,600
Tesoro Corp.	500	7,070
The Williams Cos., Inc.	4,500	84,825
Valero Energy Corp.	5,800	104,980
W&T Offshore, Inc.	200	2,330
Whiting Petroleum Corp.*	300	16,920
XTO Energy, Inc.	4,500	187,020
		29,127,718
Paper & Forest Products (0.1%)
International Paper Co.	3,500	78,085
MeadWestvaco Corp.	1,200	27,396
Schweitzer-Mauduit International, Inc.	95	4,907
Weyerhaeuser Co.	1,800	65,412
		175,800
Personal Products (0.0%)
Alberto-Culver Co.	200	5,364
Mead Johnson Nutrition Co. Class A	500	21,020
NBTY, Inc.*	100	3,641
Nu Skin Enterprises, Inc. Class A	100	2,276
		32,301
Pharmaceuticals (7.9%)
Abbott Laboratories	500	25,285
Bristol-Myers Squibb Co.	164,900	3,594,820
Eli Lilly & Co.	3,700	125,837
Endo Pharmaceuticals Holdings, Inc.*	800	17,920
Forest Laboratories, Inc.*	2,300	63,641
Johnson & Johnson	32,600	1,925,030
King Pharmaceuticals, Inc.*	1,900	19,247
Merck & Co., Inc.	13,400	414,462
Mylan, Inc.*	19,000	308,560
Pfizer, Inc.	158,497	2,699,204
Schering-Plough Corp.	103,800	2,927,160
Teva Pharmaceutical Industries, Ltd. ADR	3,022	152,550
The Medicines Co.*	200	1,438
Valeant Pharmaceuticals International*	184	5,410
Watson Pharmaceuticals, Inc.*	700	24,094
		12,304,658
Professional Services (0.0%)
Manpower, Inc.	500	23,705

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Real Estate Investment Trusts (1.2%)
Alexandria Real Estate Equities, Inc.	300	$16,251
AMB Property Corp.	1,000	21,980
Annaly Capital Management, Inc.	9,200	155,572
Apartment Investment & Management Co. Class A	804	9,929
AvalonBay Communities, Inc.	531	36,522
Boston Properties, Inc.	1,000	60,770
Brandywine Realty Trust	900	8,604
BRE Properties, Inc.	300	8,169
Camden Property Trust	400	14,500
Chimera Investment Corp.	20,000	69,800
Corporate Office Properties Trust	300	9,957
Cousins Properties, Inc.	100	732
Developers Diversified Realty Corp.	152	1,306
Douglas Emmett, Inc.	900	10,620
Duke Realty Corp.	1,600	17,984
EastGroup Properties, Inc.	1,500	55,215
Equity Residential	2,500	72,200
Essex Property Trust, Inc.	300	22,554
Federal Realty Investment Trust	300	17,709
HCP, Inc.	2,800	82,852
Health Care REIT, Inc.	700	31,059
Healthcare Realty Trust, Inc.	700	14,581
Hospitality Properties Trust	800	15,448
Host Hotels & Resorts, Inc.	4,800	48,528
HRPT Properties Trust	1,600	11,248
Kimco Realty Corp.	2,900	36,656
Liberty Property Trust	800	23,496
Mack-Cali Realty Corp.	500	15,475
Nationwide Health Properties, Inc.	400	12,900
OMEGA Healthcare Investors, Inc.	4,400	66,704
Plum Creek Timber Co., Inc.	700	21,903
ProLogis	3,500	39,655
Public Storage	6,300	463,680
Rayonier, Inc.	500	19,290
Realty Income Corp.	700	16,226
Regency Centers Corp.	500	16,775
Senior Housing Properties Trust	1,200	23,136
Simon Property Group, Inc.	2,022	137,274
SL Green Realty Corp.	500	19,380
Taubman Centers, Inc.	300	9,153
The Macerich Co.	537	16,003
UDR, Inc.	1,130	16,249
Ventas, Inc.	1,400	56,182
Vornado Realty Trust	1,604	95,534
Walter Investment Management Corp.	36	469
Weingarten Realty Investors	700	12,950
		1,933,180

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*	33	$503
CB Richard Ellis Group, Inc. Class A*	100	1,035
Jones Lang LaSalle, Inc.	300	14,055
		15,593
Road & Rail (0.4%)
Avis Budget Group, Inc.*	100	840
Burlington Northern Santa Fe Corp.	2,100	158,172
CSX Corp.	3,300	139,194
Hertz Global Holdings, Inc.*	1,600	14,896
Norfolk Southern Corp.	2,400	111,888
Ryder System, Inc.	323	13,098
Union Pacific Corp.	2,600	143,364
Werner Enterprises, Inc.	300	5,625
		587,077
Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	3,900	17,940
Analog Devices, Inc.	100	2,563
Applied Materials, Inc.	10,300	125,660
Atmel Corp.*	14,300	53,196
Broadcom Corp. Class A*	500	13,305
Cree, Inc.*	100	4,210
Cypress Semiconductor Corp.*	400	3,372
Fairchild Semiconductor International, Inc.*	900	6,732
Integrated Device Technology, Inc.*	3,000	17,640
Intel Corp.	38,600	737,646
International Rectifier Corp.*	200	3,656
Intersil Corp. Class A	600	7,530
KLA-Tencor Corp.	1,500	48,765
Lam Research Corp.*	100	3,372
Linear Technology Corp.	100	2,588
LSI Corp.*	14,800	75,776
Marvell Technology Group, Ltd.*	1,600	21,952
Maxim Integrated Products, Inc.	500	8,335
Micron Technology, Inc.*	65,800	446,782
Novellus Systems, Inc.*	500	10,290
Nvidia Corp.*	300	3,588
PMC-Sierra, Inc.*	1,100	9,372
Silicon Laboratories, Inc.*	100	4,190
Teradyne, Inc.*	117	979
Tessera Technologies, Inc.*	100	2,211
Texas Instruments, Inc.	62,800	1,472,660
		3,104,310

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Software (0.5%)
Activision Blizzard, Inc.*	1,700	$18,411
AsiaInfo Holdings, Inc.*	200	4,412
Autodesk, Inc.*	700	17,451
CA, Inc.	800	16,736
Compuware Corp.*	3,200	22,592
Electronic Arts, Inc.*	100	1,824
Microsoft Corp.	16,600	460,318
Novell, Inc.*	5,800	23,722
Red Hat, Inc.*	400	10,324
Rovi Corp.*	300	8,265
Salesforce.com, Inc.*	100	5,675
Sybase, Inc.*	100	3,956
Symantec Corp.*	11,900	209,202
Synopsys, Inc.*	300	6,600
		809,488
Specialty Retail (0.7%)
Aaron's, Inc.	400	10,020
Aeropostale, Inc.*	300	11,259
American Eagle Outfitters, Inc.	100	1,749
AnnTaylor Stores Corp.*	100	1,297
AutoNation, Inc.*	700	12,068
Barnes & Noble, Inc.	1,200	19,932
Bed Bath & Beyond, Inc.*	100	3,521
Foot Locker, Inc.	600	6,288
GameStop Corp. Class A*	300	7,287
Home Depot, Inc.	23,600	592,124
Lowe's Cos., Inc.	7,800	152,646
Limited Brands, Inc.	600	10,560
Office Depot, Inc.*	3,600	21,780
Penske Auto Group, Inc.	500	7,830
PetSmart, Inc.	300	7,059
RadioShack Corp.	1,200	20,268
Rent-A-Center, Inc.*	200	3,672
Sally Beauty Holdings, Inc.*	100	675
Staples, Inc.	100	2,170
The Gap, Inc.	700	14,938
The Gymboree Corp.*	3,300	140,481
TJX Cos., Inc.	100	3,735
		1,051,359

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	100	$3,297
Jones Apparel Group, Inc.	111	1,986
NIKE, Inc. Class B	5,500	341,990
Phillips-Van Heusen Corp.	200	8,030
Polo Ralph Lauren Corp.	200	14,884
Skechers U.S.A., Inc. Class A*	100	2,182
The Warnaco Group, Inc.*	1,900	77,007
VF Corp.	400	28,416
		477,792
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.	100	998
Hudson City Bancorp, Inc.	1,500	19,710
New York Community Bancorp, Inc.	2,600	28,054
NewAlliance Bancshares, Inc.	100	1,108
Ocwen Financial Corp.*	100	1,093
People's United Financial, Inc.	2,600	41,678
		92,641
Tobacco (0.1%)
Lorillard, Inc.	300	23,316
Reynolds American, Inc.	1,200	58,176
		81,492
Trading Companies & Distributors (0.0%)
GATX Corp.	100	2,718
United Rentals, Inc.*	100	949
WESCO International, Inc.*	500	12,780
		16,447
Water Utilities (0.0%)
Aqua America, Inc.	900	13,905
Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	1,400	42,308
Leap Wireless International, Inc.*	400	5,288
NII Holdings, Inc.*	1,200	32,316
Sprint Nextel Corp.*	92,300	273,208
Syniverse Holdings, Inc.*	1,400	23,982
Telephone & Data Systems, Inc.	700	20,734
United States Cellular Corp.*	300	10,983
		408,819
TOTAL COMMON STOCKS (Cost $151,033,671)		155,267,391
PREFERRED STOCK (0.0%)
Personal Products (0.0%)
Revlon, Inc.*^ (Cost $7,842)	1,500	7,050

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Schedule of Investments (continued)
October 31, 2009

	Par (000)	Value
SHORT-TERM INVESTMENT (1.0%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/02/09 (Cost $1,500,000)	$1,500	$1,500,000
TOTAL INVESTMENTS AT VALUE (100.2%) (Cost $152,541,513)		156,774,441
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.2%)		(334,757)
NET ASSETS (100.0%)		$156,439,684

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments
October 31, 2009

	Number of Shares	Value
COMMON STOCKS (98.9%)
Aerospace & Defense (1.8%)
AAR Corp.*	6,200	$121,582
Aerovironment, Inc.*	1,000	26,660
American Science and Engineering, Inc.	2,200	145,464
Applied Signal Technology, Inc.	3,300	67,617
Ceradyne, Inc.*	1,600	25,792
Cubic Corp.	7,396	256,715
Curtiss-Wright Corp.	4,600	137,172
DynCorp International, Inc. Class A*	2,400	40,800
Esterline Technologies Corp.*	3,900	164,229
GenCorp, Inc.*	12,300	91,512
Orbital Sciences Corp.*	5,900	75,992
Stanley, Inc.*	2,200	62,150
Teledyne Technologies, Inc.*	6,100	208,376
Triumph Group, Inc.	1,400	65,534
		1,489,595
Air Freight & Logistics (0.1%)
Forward Air Corp.	2,600	55,484
HUB Group, Inc. Class A*	2,300	57,178
		112,662
Airlines (1.2%)
Airtran Holdings, Inc.*	84,190	356,124
Alaska Air Group, Inc.*	6,600	169,752
Allegiant Travel Co.*	1,300	49,023
JetBlue Airways Corp.*	67,800	336,288
Skywest, Inc.	5,600	78,232
		989,419
Auto Components (0.5%)
Cooper Tire & Rubber Co.	5,400	82,404
Drew Industries, Inc.*	1,800	34,452
Fuel Systems Solutions, Inc.*	1,500	49,110
Spartan Motors, Inc.	7,200	35,928
Standard Motor Products, Inc.	3,800	31,768
Superior Industries International, Inc.	13,200	175,296
WABCO Holdings, Inc.	409	9,701
		418,659
Automobiles (0.1%)
Winnebago Industries, Inc.*	6,500	74,750
Beverages (0.1%)
The Boston Beer Co., Inc. Class A*	1,800	68,400
Biotechnology (1.0%)
Arqule, Inc.*	6,400	21,440
Cephalon, Inc.*	7,000	382,060
Cepheid, Inc.*	2,600	34,502
Cubist Pharmaceuticals, Inc.*	7,636	129,354
Martek Biosciences Corp.*	2,000	35,920
Regeneron Pharmaceuticals, Inc.*	13,033	204,618
Savient Pharmaceuticals, Inc.*	4,000	50,400
		858,294

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Building Products (2.1%)
AAON, Inc.	3,100	$55,831
Ameron International Corp.	1,200	70,776
Apogee Enterprises, Inc.	6,200	82,088
Armstrong World Industries, Inc.*	18,800	700,300
Gibraltar Industries, Inc.	6,900	74,658
Griffon Corp.*	21,934	192,361
Quanex Building Products Corp.	9,400	139,778
Simpson Manufacturing Co., Inc.	12,300	287,697
Universal Forest Products, Inc.	4,400	156,992
		1,760,481
Capital Markets (1.2%)
Greenhill & Co., Inc.	1,400	120,722
Investment Technology Group, Inc.*	6,890	148,617
KBW, Inc.*	2,600	72,800
LaBranche & Co., Inc.*	12,100	33,396
optionsXpress Holdings, Inc.	4,800	75,024
Piper Jaffray Cos.*	7,000	324,730
Stifel Financial Corp.*	1,800	93,528
SWS Group, Inc.	5,900	78,942
TradeStation Group, Inc.*	8,100	62,532
		1,010,291
Chemicals (1.8%)
A. Schulman, Inc.	6,476	112,488
American Vanguard Corp.	5,000	41,500
Arch Chemicals, Inc.	3,500	96,915
Balchem Corp.	4,300	118,637
Cabot Corp.	400	8,772
Calgon Carbon Corp.*	28,734	455,147
H.B. Fuller Co.	4,900	93,639
NewMarket Corp.	900	84,150
OM Group, Inc.*	5,300	143,206
PolyOne Corp.*	23,100	128,898
Quaker Chemical Corp.	2,714	55,908
Stepan Co.	1,800	103,032
Zep, Inc.	5,300	90,630
		1,532,922
Commercial Banks (5.0%)
Bank of the Ozarks, Inc.	5,000	113,750
Boston Private Financial Holdings, Inc.	14,200	84,490
Central Pacific Financial Corp.	7,200	10,152
Chemical Financial Corp.	200	4,390
City Holding Co.	100	3,057
Columbia Banking System, Inc.	6,500	95,550
Community Bank System, Inc.	4,700	87,467
East West Bancorp, Inc.	19,130	172,744
First Bancorp	19,000	35,910

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Commercial Banks
First Commonwealth Financial Corp.	21,140	$110,985
First Financial Bancorp	10,500	133,140
First Financial Bankshares, Inc.	8,947	433,482
First Midwest Bancorp, Inc.	12,050	125,320
FNB Corp.	16,800	118,944
Fulton Financial Corp.	6,000	49,560
Glacier Bancorp, Inc.	5,230	68,461
Hancock Holding Co.	1,600	58,032
Hanmi Financial Corp.*	4,700	7,191
Home Bancshares, Inc.	1,100	23,793
Independent Bank Corp./MA	5,200	110,604
International Bancshares Corp.	200	2,970
M&T Bank Corp.	17	1,069
Nara Bancorp, Inc.	7,200	52,992
National Penn Bancshares, Inc.	24,200	136,004
NBT Bancorp, Inc.	3,800	82,840
Old National Bancorp	20,800	215,696
PacWest Bancorp	300	5,094
Pinnacle Financial Partners, Inc.*	3,000	38,100
PrivateBancorp, Inc.	10,100	92,213
Prosperity Bancshares, Inc.	3,300	118,107
S&T Bancorp, Inc.	13,300	209,475
Signature Bank*	2,400	75,744
Simmons First National Corp. Class A	3,100	90,706
Sterling Bancorp	4,500	30,285
Sterling Bancshares, Inc.	9,225	51,383
Sterling Financial Corp.*	11,900	9,520
Susquehanna Bancshares, Inc.	18,700	103,037
The South Financial Group, Inc.	4,826	3,861
Tompkins Financial Corp.	1,700	73,729
Trustmark Corp.	2,300	43,585
UCBH Holdings, Inc.	13,200	12,936
UMB Financial Corp.	12,400	493,148
Umpqua Holdings Corp.	11,775	116,690
United Bankshares, Inc.	3,900	69,615
United Community Banks, Inc.*	5,902	23,962
Western Alliance Bancorp*	83	361
Whitney Holding Corp.	5,400	43,362
Wilmington Trust Corp.	3,600	43,380
Wilshire Bancorp, Inc.	4,400	30,976
Wintrust Financial Corp.	2,100	59,241
		4,177,103
Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	10,720	201,321
ATC Technology Corp.*	8,400	175,560
Bowne & Co., Inc.*	4,100	26,773
Consolidated Graphics, Inc.*	3,000	60,180
Deluxe Corp.	3,695	52,580

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies
EnergySolutions, Inc.	2,290	$19,099
G&K Services, Inc. Class A	4,586	101,580
Healthcare Services Group, Inc.	7,600	150,100
Herman Miller, Inc.	100	1,545
Interface, Inc. Class A	19,700	152,872
Mine Safety Appliances Co.	3,300	84,117
Mobile Mini, Inc.*	8,800	127,600
SYKES Enterprises, Inc.*	16,500	391,710
Tetra Tech., Inc.*	4,400	113,212
The Brink's Co.	100	2,373
The Geo Group, Inc.*	6,700	141,705
The Standard Register Co.	3,600	17,172
United Stationers, Inc.*	1,400	65,996
Viad Corp.	2,700	47,250
		1,932,745
Communications Equipment (2.5%)
Acme Packet, Inc.*	6,400	62,656
ADC Telecommunications, Inc.*	48,600	315,414
Arris Group, Inc.*	41,084	421,522
Aruba Networks, Inc.*	8,500	66,470
Avocent Corp.*	4,100	101,967
Bel Fuse, Inc. Class B	2,548	46,119
Black Box Corp.	2,300	60,973
Blue Coat Systems, Inc.*	2,400	53,472
Comtech Telecommunications Corp.*	1,700	54,604
Digi International, Inc.*	6,100	48,495
EMS Technologies, Inc.*	3,700	64,491
Emulex Corp.*	22,500	227,250
Harmonic, Inc.*	5,800	30,450
InterDigital, Inc.*	100	2,056
Netgear, Inc.*	2,000	36,460
Network Equipment Technologies, Inc.*	7,300	24,090
PC-Tel, Inc.*	1,900	11,134
Plantronics, Inc.	1,900	45,809
Riverbed Technology, Inc.*	10,100	206,949
Symmetricom, Inc.*	10,900	52,211
Tekelec*	4,200	63,084
Tollgrade Communications, Inc.*	1,550	9,222
Viasat, Inc.*	3,100	90,365
		2,095,263
Computers & Peripherals (1.5%)
3PAR, Inc.*	2,300	21,643
Adaptec, Inc.*	30,200	96,338
Avid Technology, Inc.*	11,300	142,719
Hutchinson Technology, Inc.*	5,900	34,338
Intermec, Inc.*	6,400	78,848
Intevac, Inc.*	5,400	55,080

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
Novatel Wireless, Inc.*	7,600	$67,792
STEC, Inc.*	11,200	238,784
Stratasys, Inc.*	4,800	75,744
Sun Microsystems, Inc.*	23,700	193,866
Synaptics, Inc.*	10,560	237,600
		1,242,752
Construction & Engineering (0.4%)
Comfort Systems USA, Inc.	9,200	100,280
EMCOR Group, Inc.*	5,700	134,634
Granite Construction, Inc.	1,200	34,272
Insituform Technologies, Inc. Class A*	2,300	48,760
Layne Christensen Co.*	200	5,180
Orion Marine Group, Inc.*	100	1,904
		325,030
Construction Materials (0.2%)
Eagle Materials, Inc.	3,500	86,975
Headwaters, Inc.*	12,200	50,264
Texas Industries, Inc.	1,682	55,994
		193,233
Consumer Finance (0.5%)
AmeriCredit Corp.*	9,900	174,735
Cash America International, Inc.	1,700	51,442
EZCORP, Inc. Class A*	2,900	37,613
First Cash Financial Services, Inc.*	2,700	46,386
World Acceptance Corp.*	4,000	100,360
		410,536
Containers & Packaging (0.2%)
Myers Industries, Inc.	7,000	61,390
Rock-Tenn Co. Class A	2,400	105,120
		166,510
Distributors (0.0%)
Audiovox Corp. Class A*	2,300	14,858
Diversified Consumer Services (1.6%)
American Public Education, Inc.*	1,100	35,090
Capella Education Co.*	800	55,120
Coinstar, Inc.*	1,800	57,132
Corinthian Colleges, Inc.*	36,000	570,960
Hillenbrand, Inc.	19,516	389,930
Lincoln Educational Services Corp.*	1,100	21,802
Pre-Paid Legal Services, Inc.*	1,700	67,218
Regis Corp.	5,800	94,192
Universal Technical Institute, Inc.*	5,000	89,950
		1,381,394

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services (0.9%)
Financial Federal Corp.	5,200	$106,184
Interactive Brokers Group, Inc. Class A*	17,100	273,771
PHH Corp.*	6,800	109,888
Portfolio Recovery Associates, Inc.*	1,100	50,754
The NASDAQ OMX Group, Inc.*	13,000	234,780
		775,377
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	900	7,002
Cbeyond, Inc.*	6,300	84,105
Cogent Communications Group, Inc.*	12,104	122,614
Consolidated Communications Holdings, Inc.	2,000	27,640
General Communication, Inc. Class A*	6,500	39,975
Iowa Telecommunications Services, Inc.	13,200	155,364
Neutral Tandem, Inc.*	22,500	474,525
Premiere Global Services, Inc.*	2,300	17,181
		928,406
Electric Utilities (0.8%)
Allete, Inc.	3,300	111,705
Central Vermont Public Service Corp.	2,900	56,231
El Paso Electric Co.*	7,300	136,875
PNM Resources, Inc.	3,100	33,232
UIL Holdings Corp.	5,400	138,672
Unisource Energy Corp.	6,200	179,056
		655,771
Electrical Equipment (1.3%)
A.O. Smith Corp.	1,500	59,445
Acuity Brands, Inc.	2,600	82,316
AZZ, Inc.*	1,700	58,242
Baldor Electric Co.	2,500	64,625
Belden, Inc.	11,500	263,925
Brady Corp. Class A	5,100	138,108
C&D Technologies, Inc.*	2,400	4,392
Encore Wire Corp.	1,100	22,825
EnerSys*	8,900	196,690
GrafTech International, Ltd.*	300	4,050
II-VI, Inc.*	1,500	39,705
Magnetek, Inc.*	4,200	5,250
Regal-Beloit Corp.	2,100	98,448
Vicor Corp.*	4,800	32,736
		1,070,757
Electronic Equipment, Instruments & Components (3.0%)
Agilysys, Inc.	4,700	22,137
Anixter International, Inc.*	3,200	133,920
Benchmark Electronics, Inc.*	10,516	176,669
Brightpoint, Inc.*	35,500	261,635

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Electronic Equipment, Instruments & Components
Checkpoint Systems, Inc.*	12,300	$166,911
Cognex Corp.	4,700	75,623
Coherent, Inc.*	100	2,513
CTS Corp.	8,400	75,264
Daktronics, Inc.	8,500	63,920
DTS, Inc.*	4,300	121,475
Electro Scientific Industries, Inc.*	6,900	75,486
FARO Technologies, Inc.*	3,600	55,656
Gerber Scientific, Inc.*	1,700	7,854
Insight Enterprises, Inc.*	11,400	119,928
IPG Photonics Corp.*	100	1,366
Keithley Instruments, Inc.	1,300	4,238
Littelfuse, Inc.*	5,400	148,824
Mercury Computer Systems, Inc.*	5,700	60,990
Methode Electronics, Inc.	9,400	68,150
MTS Systems Corp.	4,100	108,650
Newport Corp.*	9,100	67,704
Park Electrochemical Corp.	5,100	114,648
Plexus Corp.*	2,400	60,720
Radisys Corp.*	5,500	46,805
Rogers Corp.*	4,000	103,800
Scansource, Inc.*	1,600	40,624
SYNNEX Corp.*	7,300	187,829
Tech Data Corp.*	45	1,729
Technitrol, Inc.	10,200	79,458
TTM Technologies, Inc.*	10,700	108,819
		2,563,345
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	3,400	120,666
Bristow Group, Inc.*	4,400	128,260
CARBO Ceramics, Inc.	1,205	70,360
Complete Production Services, Inc.*	900	8,577
Dril-Quip, Inc.*	1,800	87,462
Global Industries, Ltd.*	75,458	550,089
Gulf Island Fabrication, Inc.	3,200	61,184
Hornbeck Offshore Services, Inc.*	2,300	55,913
ION Geophysical Corp.*	28,600	109,538
Lufkin Industries, Inc.	900	51,345
Matrix Service Co.*	5,900	52,333
NATCO Group, Inc. Class A*	1,200	52,416
Oil States International, Inc.*	3,000	103,320
Pioneer Drilling Co.*	11,966	80,052
RPC, Inc.	1,400	13,090
SEACOR Holdings, Inc.*	1,240	100,775
Superior Well Services, Inc.*	3,600	38,196
Tetra Technologies, Inc.*	7,500	70,950
Willbros Group, Inc.*	3,900	51,246
		1,805,772

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing (1.4%)
Casey's General Stores, Inc.	14,600	$460,338
Great Atlantic & Pacific Tea Co.*	18,000	178,380
Nash Finch Co.	900	26,082
Pricesmart, Inc.	100	1,930
Spartan Stores, Inc.	1,400	19,824
The Andersons, Inc.	4,681	145,251
United Natural Foods, Inc.*	4,400	106,084
Weis Markets, Inc.	800	28,320
Winn-Dixie Stores, Inc.*	16,900	187,421
		1,153,630
Food Products (2.0%)
Cal-Maine Foods, Inc.	700	19,005
Chiquita Brands International, Inc.*	4,600	74,474
Darling International, Inc.*	12,000	83,400
Diamond Foods, Inc.	4,100	123,615
Green Mountain Coffee Roasters, Inc.*	2,100	139,755
J & J Snack Foods Corp.	5,900	231,103
Lancaster Colony Corp.	4,991	242,463
Lance, Inc.	5,400	130,248
Sanderson Farms, Inc.	1,000	36,590
The Hain Celestial Group, Inc.*	2,400	42,096
TreeHouse Foods, Inc.*	5,700	213,180
Tyson Foods, Inc. Class A	28,500	356,820
		1,692,749
Gas Utilities (1.2%)
Ferrellgas Partners LP	100	1,988
New Jersey Resources Corp.	5,700	200,640
Northwest Natural Gas Co.	5,000	209,050
Piedmont Natural Gas Co., Inc.	8,500	197,880
South Jersey Industries, Inc.	2,000	70,580
Southwest Gas Corp.	8,900	222,411
The Laclede Group, Inc.	3,500	107,485
		1,010,034
Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.*	5,500	125,510
Align Technology, Inc.*	32,700	514,044
American Medical Systems Holdings, Inc.*	14,400	222,048
Analogic Corp.	700	26,138
Conmed Corp.*	1,700	36,023
CryoLife, Inc.*	6,900	41,400
Cyberonics, Inc.*	5,905	85,386
ev3, Inc.*	11,900	140,182
Greatbatch, Inc.*	8,940	175,850
Haemonetics Corp.*	3,500	180,250
ICU Medical, Inc.*	2,600	91,000
Immucor, Inc.*	8,400	150,192

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Integra LifeSciences Holdings*	1,800	$54,972
Invacare Corp.	5,600	125,608
Kensey Nash Corp.*	2,800	66,948
Meridian Bioscience, Inc.	2,400	53,256
Merit Medical Systems, Inc.*	6,900	117,162
Natus Medical, Inc.*	6,900	95,841
Neogen Corp.*	3,600	114,120
Palomar Medical Technologies, Inc.*	4,500	45,720
SurModics, Inc.*	4,400	112,684
Symmetry Medical, Inc.*	8,900	70,933
The Cooper Cos., Inc.	2,800	78,428
Theragenics Corp.*	6,700	9,045
West Pharmaceutical Services, Inc.	3,500	138,145
Zoll Medical Corp.*	5,200	100,984
		2,971,869
Health Care Providers & Services (5.5%)
Air Methods Corp.*	2,600	79,404
Almost Family, Inc.*	1,685	51,140
Amedisys, Inc.*	2,100	83,559
AMERIGROUP Corp.*	25,900	571,095
AMN Healthcare Services, Inc.*	8,100	67,392
Amsurg Corp.*	3,900	82,173
Bio-Reference Laboratories, Inc.*	2,800	90,524
Catalyst Health Solutions, Inc.*	15,304	480,086
Centene Corp.*	2,455	43,773
Chemed Corp.	2,800	126,896
Corvel Corp.*	1,800	51,300
Cross Country Healthcare, Inc.*	7,310	60,381
Genoptix, Inc.*	4,700	163,513
Gentiva Health Services, Inc.*	4,620	110,880
Hanger Orthopedic Group, Inc.*	7,700	106,568
Healthspring, Inc.*	9,115	130,618
Healthways, Inc.*	3,500	56,280
HMS Holdings Corp.*	1,600	68,688
inVentiv Health, Inc.*	2,300	39,054
IPC The Hospitalist Co.*	3,200	96,960
Kindred Healthcare, Inc.*	1,200	17,640
Landauer, Inc.	1,600	82,864
LCA-Vision, Inc.*	345	1,553
LHC Group, Inc.*	17,600	491,216
Lincare Holdings, Inc.*	7,500	235,575
Magellan Health Services, Inc.*	2,294	73,706
Medcath Corp.*	4,300	35,303
Mednax, Inc.*	5,800	301,136
Molina Healthcare, Inc.*	5,500	102,960
MWI Veterinary Supply, Inc.*	3,000	106,200
Odyssey HealthCare, Inc.*	8,200	114,308
PharMerica Corp.*	3,700	57,091
PSS World Medical, Inc.*	12,100	244,662
RehabCare Group, Inc.*	4,586	85,987
Res-Care, Inc.*	6,350	76,390
		4,586,875

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Health Care Technology (0.4%)
Computer Programs & Systems, Inc.	2,300	$97,152
Eclipsys Corp.*	3,800	71,250
Omnicell, Inc.*	7,700	75,768
Phase Forward, Inc.*	2,900	38,019
Quality Systems, Inc.	1,047	63,888
		346,077
Hotels, Restaurants & Leisure (3.7%)
Ameristar Casinos, Inc.	2,400	35,328
BJ's Restaurants, Inc.*	5,000	79,800
Bob Evans Farms, Inc.	17,600	462,352
Buffalo Wild Wings, Inc.*	1,412	57,906
California Pizza Kitchen, Inc.*	6,100	79,239
CEC Entertainment, Inc.*	2,700	78,867
CKE Restaurants, Inc.	5,100	44,625
Cracker Barrel Old Country Store, Inc.	6,300	208,845
DineEquity, Inc.*	11,400	241,224
Gaylord Entertainment Co.*	400	6,012
Interval Leisure Group, Inc.*	9,500	106,020
Jack in the Box, Inc.*	4,000	75,040
Landry's Restaurants, Inc.*	2,000	21,800
Life Time Fitness, Inc.*	100	2,155
Marcus Corp.	4,000	46,800
Multimedia Games, Inc.*	2,000	9,820
O'Charley's, Inc.*	4,600	32,246
P.F. Chang's China Bistro, Inc.*	24,700	720,993
Papa John's International, Inc.*	1,300	29,250
Peet's Coffee & Tea, Inc.*	2,900	98,600
Pinnacle Entertainment, Inc.*	11,700	98,865
Red Robin Gourmet Burgers, Inc.*	3,800	63,498
Ruby Tuesday, Inc.*	15,700	104,562
Ruth's Hospitality Group, Inc.*	2,300	7,153
Shuffle Master, Inc.*	13,400	104,654
Sonic Corp.*	6,800	63,580
Texas Roadhouse, Inc. Class A*	3,200	30,304
The Cheesecake Factory, Inc.*	6,700	121,806
The Steak N Shake Co.*	5,926	69,038
		3,100,382
Household Durables (1.2%)
Ethan Allen Interiors, Inc.	2,800	34,888
Helen of Troy, Ltd.*	7,400	169,016
La-Z-Boy, Inc.	26,500	188,150
M/I Homes, Inc.*	4,500	50,265
Meritage Homes Corp.*	7,900	144,096
National Presto Industries, Inc.	1,200	104,316
Skyline Corp.	1,700	29,733
Standard Pacific Corp.*	23,100	69,300
Tempur-Pedic International, Inc.*	10,100	195,637
Universal Electronics, Inc.*	1,800	37,080
		1,022,481

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Household Products (0.3%)
Central Garden & Pet Co. Class A*	16,700	$157,982
WD-40 Co.	2,000	62,980
		220,962
Industrial Conglomerates (0.2%)
Standex International Corp.	3,048	53,584
Tredegar Corp.	8,800	119,944
		173,528
Insurance (2.0%)
American Physicians Capital, Inc.	2,400	67,872
AMERISAFE, Inc.*	4,600	85,284
Delphi Financial Group, Inc. Class A	6,600	143,220
eHealth, Inc.*	2,300	32,729
Employers Holdings, Inc.	6,400	94,848
FBL Financial Group, Inc. Class A	100	2,015
Hilltop Holdings, Inc.*	200	2,368
Infinity Property & Casualty Corp.	2,700	104,409
National Financial Partners Corp.*	7,400	60,310
Navigators Group, Inc.*	900	47,763
Presidential Life Corp.	2,348	21,907
ProAssurance Corp.*	3,400	170,952
RLI Corp.	3,200	160,000
Safety Insurance Group, Inc.	1,912	63,994
Selective Insurance Group, Inc.	20,390	312,375
Stewart Information Services Corp.	4,500	40,230
Tower Group, Inc.	5,100	125,358
United Fire & Casualty Co.	2,575	45,011
Unitrin, Inc.	2,000	39,200
Zenith National Insurance Corp.	2,900	82,737
		1,702,582
Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*	900	54,045
Expedia, Inc.*	1,400	31,738
HSN, Inc.*	9,500	141,930
NutriSystem, Inc.	7,300	157,096
PetMed Express, Inc.	5,600	87,864
Stamps.com, Inc.*	2,900	29,116
Ticketmaster Entertainment, Inc.*	10,600	102,290
		604,079
Internet Software & Services (1.3%)
comScore, Inc.*	5,800	88,914
DealerTrack Holdings, Inc.*	5,500	90,640
Infospace, Inc.*	8,600	73,702
j2 Global Communications, Inc.*	19,100	390,595
Open Text Corp.*	28	1,037
Perficient, Inc.*	8,000	65,120
The Knot, Inc.*	1,800	19,206
United Online, Inc.	9,900	79,200
ValueClick, Inc.*	28,400	279,456
		1,087,870

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
IT Services (2.2%)
Acxiom Corp.*	7,397	$84,918
CACI International, Inc. Class A*	3,500	166,670
Ciber, Inc.*	16,800	54,096
CSG Systems International, Inc.*	18,761	306,555
Cybersource Corp.*	16,100	263,718
Fidelity National Information Services, Inc.	11,200	243,712
Forrester Research, Inc.*	2,200	55,726
Global Cash Access Holdings, Inc.*	9,630	60,958
Heartland Payment Systems, Inc.	6,500	79,885
Integral Systems, Inc.*	300	2,520
MAXIMUS, Inc.	3,100	143,406
StarTek, Inc.*	1,300	7,540
TeleTech Holdings, Inc.*	1,900	33,991
VeriFone Holdings, Inc.*	4,100	54,530
Wright Express Corp.*	9,285	259,144
		1,817,369
Leisure Equipment & Products (1.1%)
Arctic Cat, Inc.	500	2,970
Brunswick Corp.	35,200	333,696
Callaway Golf Co.	400	2,736
Jakks Pacific, Inc.*	21,700	308,791
Nautilus, Inc.*	2,400	4,296
Polaris Industries, Inc.	1,900	79,933
Pool Corp.	3,000	58,740
RC2 Corp.*	4,600	60,076
Sturm, Ruger & Co., Inc.	4,800	50,976
		902,214
Life Sciences Tools & Services (0.6%)
Cambrex Corp.*	7,200	43,200
Dionex Corp.*	3,800	257,944
Enzo Biochem, Inc.*	8,100	44,631
eResearchTechnology, Inc.*	4,000	29,600
Kendle International, Inc.*	3,500	59,080
Paraxel International Corp.*	3,800	47,576
		482,031
Machinery (2.7%)
Actuant Corp. Class A	7,800	121,758
Albany International Corp. Class A	3,600	59,976
Astec Industries, Inc.*	1,300	29,900
Badger Meter, Inc.	4,700	175,169
Barnes Group, Inc.	7,600	120,460
Briggs & Stratton Corp.	7,900	147,730
Cascade Corp.	3,200	79,488
CIRCOR International, Inc.	2,000	54,500
CLARCOR, Inc.	5,100	150,093
Colfax Corp.*	1,200	13,056

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Machinery
EnPro Industries, Inc.*	4,900	$110,642
ESCO Technologies, Inc.*	4,400	172,832
Gardner Denver, Inc.*	6,600	237,006
John Bean Technologies Corp.	6,900	113,298
Kaydon Corp.	3,900	136,461
Lindsay Corp.	1,969	64,642
Lydall, Inc.*	1,900	9,500
Mueller Industries, Inc.	7,300	172,718
Robbins & Myers, Inc.	3,682	85,422
Tennant Co.	730	19,462
The Middleby Corp.*	600	27,186
Toro Co.	2,100	77,742
Watts Water Technologies, Inc. Class A	4,700	132,775
		2,311,816
Marine (0.1%)
American Commercial Lines, Inc.*	2,000	42,900
Media (1.4%)
Arbitron, Inc.	3,200	69,376
Cinemark Holdings, Inc.	1,300	15,067
E.W. Scripps Co. Class A*	7,300	46,428
Harte-Hanks, Inc.	1,165	13,677
Liberty Global, Inc. Class A*	36,100	741,133
Live Nation, Inc.*	18,900	125,874
Scholastic Corp.	1,500	37,305
Valassis Communications, Inc.*	5,800	105,734
		1,154,594
Metals & Mining (1.0%)
A.M. Castle & Co.	4,100	46,207
AMCOL International Corp.	4,100	106,764
Brush Engineered Materials, Inc.*	5,000	92,250
Century Aluminum Co.*	38,700	335,529
Olympic Steel, Inc.	2,200	55,660
RTI International Metals, Inc.*	2,100	43,491
Schnitzer Steel Industries, Inc. Class A	100	4,324
United States Steel Corp.	3,300	113,817
Worthington Industries, Inc.	3,955	43,703
		841,745
Multi-Utilities (0.4%)
Avista Corp.	9,300	176,328
CH Energy Group, Inc.	3,514	145,515
NorthWestern Corp.	100	2,415
		324,258

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Multiline Retail (0.5%)
99 Cents Only Stores*	7,412	$84,274
Fred's, Inc. Class A	22,400	265,216
Macy's, Inc.	1,500	26,355
Tuesday Morning Corp.*	7,300	23,579
		399,424
Oil, Gas & Consumable Fuels (1.3%)
Delek US Holdings, Inc.	100	675
Goodrich Petroleum Corp.*	100	2,567
Holly Corp.	2,400	69,624
James River Coal Co.*	28,600	543,114
Penn Virginia Corp.	2,800	56,700
Petroleum Development Corp.*	1,200	20,040
Petroquest Energy, Inc.*	13,800	84,594
Sabine Royalty Trust	100	4,151
St. Mary Land & Exploration Co.	3,700	126,170
Stone Energy Corp.*	2,700	41,391
Swift Energy Co.*	2,300	48,714
World Fuel Services Corp.	1,800	91,530
		1,089,270
Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.*	12,587	112,780
Clearwater Paper Corp.*	2,800	126,756
Deltic Timber Corp.	1,900	80,750
Neenah Paper, Inc.	2,200	22,770
Schweitzer-Mauduit International, Inc.	4,720	243,788
Wausau Paper Corp.	7,400	64,898
		651,742
Personal Products (0.1%)
Chattem, Inc.*	1,100	69,707
Mannatech, Inc.	1,721	5,851
		75,558
Pharmaceuticals (1.8%)
Mylan, Inc.*	72,600	1,179,024
Par Pharmaceutical Cos., Inc.*	2,100	44,037
Salix Pharmaceuticals, Ltd.*	12,600	231,714
Viropharma, Inc.*	5,800	43,732
		1,498,507
Professional Services (1.2%)
Administaff, Inc.	1,500	37,230
CDI Corp.	3,200	38,976
Exponent, Inc.*	3,300	85,833
Heidrick & Struggles International, Inc.	4,200	114,912
Huron Consulting Group, Inc.*	13,500	313,200
Navigant Consulting, Inc.*	3,800	54,112
On Assignment, Inc.*	8,600	51,944

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Professional Services
School Specialty, Inc.*	3,900	$86,775
Spherion Corp.*	11,900	58,905
TrueBlue, Inc.*	10,900	131,890
Volt Information Sciences, Inc.*	3,000	24,330
		998,107
Real Estate Investment Trusts (5.3%)
Acadia Realty Trust	8,512	135,341
BioMed Realty Trust, Inc.	15,600	211,692
CBL & Associates Properties, Inc.	5,900	48,144
Cedar Shopping Centers, Inc.	11,200	67,984
Colonial Properties Trust	7,200	75,816
Cousins Properties, Inc.	3,800	27,816
DiamondRock Hospitality Co.*	20,300	154,483
EastGroup Properties, Inc.	1,600	58,896
Entertainment Properties Trust	4,000	136,080
Extra Space Storage, Inc.	10,200	97,614
Franklin Street Properties Corp.	17,900	192,962
HCP, Inc.	14,100	417,219
Health Care REIT, Inc.	6,500	288,405
Healthcare Realty Trust, Inc.	22,200	462,426
Home Properties, Inc.	2,000	78,360
Inland Real Estate Corp.	14,400	123,552
Kilroy Realty Corp.	7,100	196,102
Kite Realty Group Trust	14,900	55,279
LaSalle Hotel Properties	3,900	66,924
Lexington Realty Trust	24,469	102,525
LTC Properties, Inc.	5,800	137,750
Medical Properties Trust, Inc.	18,600	148,800
Mid-America Apartment Communities, Inc.	3,200	140,224
National Retail Properties, Inc.	5,000	96,900
Parkway Properties, Inc.	5,400	95,310
Pennsylvania Real Estate Investment Trust	18,400	134,872
Post Properties, Inc.	2,900	47,821
PS Business Parks, Inc.	3,800	186,086
Redwood Trust, Inc.	500	6,970
Senior Housing Properties Trust	7,700	148,456
Sovran Self Storage, Inc.	4,800	144,480
Tanger Factory Outlet Centers, Inc.	2,600	98,982
Urstadt Biddle Properties, Class A	5,300	78,281
		4,462,552
Real Estate Management & Development (0.0%)
Forestar Group, Inc.*	2,300	33,948
Road & Rail (0.4%)
Arkansas Best Corp.	1,500	38,730
Heartland Express, Inc.	3,200	43,520
Knight Transportation, Inc.	3,657	58,658
Marten Transport, Ltd.*	1,500	26,310
Old Dominion Freight Line, Inc.*	1,700	44,183
Werner Enterprises, Inc.	5,600	105,000
		316,401

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment (5.5%)
Actel Corp.*	6,500	$77,480
Advanced Energy Industries, Inc.*	8,200	100,122
ATMI, Inc.*	1,800	27,270
Brooks Automation, Inc.*	15,200	104,576
Cabot Microelectronics Corp.*	1,400	44,772
Cohu, Inc.	5,400	61,452
Cymer, Inc.*	1,800	61,632
Cypress Semiconductor Corp.*	34,100	287,463
Diodes, Inc.*	3,900	63,882
DSP Group, Inc.*	5,400	31,212
Exar Corp.*	10,500	72,450
Fairchild Semiconductor International, Inc.*	100	748
FEI Co.*	6,700	159,527
Hittite Microwave Corp.*	1,200	44,160
Kopin Corp.*	17,100	75,924
Kulicke & Soffa Industries, Inc.*	14,800	68,820
Micrel, Inc.	4,800	35,856
Micron Technology, Inc.*	62,400	423,696
Microsemi Corp.*	5,403	71,914
MKS Instruments, Inc.*	9,000	140,760
Pericom Semiconductor Corp.*	6,000	56,460
Rudolph Technologies, Inc.*	7,700	48,818
Semtech Corp.*	17,660	273,200
Sigma Designs, Inc.*	1,700	20,417
Skyworks Solutions, Inc.*	88,900	927,227
Standard Microsystems Corp.*	5,400	104,004
Supertex, Inc.*	2,919	70,786
Tessera Technologies, Inc.*	19,800	437,778
TriQuint Semiconductor, Inc.*	27,500	148,225
Ultratech, Inc.*	5,900	76,228
Varian Semiconductor Equipment Associates, Inc.*	4,400	124,916
Veeco Instruments, Inc.*	11,900	289,765
Zoran Corp.*	11,100	98,457
		4,629,997
Software (4.9%)
Advent Software, Inc.*	6,500	248,430
ANSYS, Inc.*	2,916	118,331
Ariba, Inc.*	11,900	140,658
AsiaInfo Holdings, Inc.*	14,300	315,458
Blackbaud, Inc.	8,900	197,491
CommVault Systems, Inc.*	7,300	143,810
Concur Technologies, Inc.*	2,969	105,815
Ebix, Inc.*	2,200	135,520
Epicor Software Corp.*	11,000	84,920
EPIQ Systems, Inc.*	1,900	23,959
JDA Software Group, Inc.*	6,932	137,531
Manhattan Associates, Inc.*	5,700	130,815
Mentor Graphics Corp.*	200	1,460

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Software
Netscout Systems, Inc.*	4,700	$57,763
Pegasystems, Inc.	5,500	157,685
Phoenix Technologies, Ltd.*	2,953	6,910
Progress Software Corp.*	4,800	110,880
Radiant Systems, Inc.*	6,900	67,896
Red Hat, Inc.*	39,100	1,009,171
Smith Micro Software, Inc.*	7,100	64,468
Sonic Solutions*	6,400	31,104
Take-Two Interactive Software, Inc.*	30,400	333,488
Taleo Corp. Class A*	2,000	43,480
THQ, Inc.*	30,700	160,561
TiVo, Inc.*	7,600	82,688
Tyler Technologies, Inc.*	6,300	119,826
Ultimate Software Group, Inc.*	500	12,755
Websense, Inc.*	4,100	65,846
		4,108,719
Specialty Retail (5.9%)
Barnes & Noble, Inc.	400	6,644
Bebe Stores, Inc.	900	5,634
Big 5 Sporting Goods Corp.	5,100	75,225
Brown Shoe Co., Inc.	10,400	107,848
Cabela's, Inc.*	3,400	42,738
Christopher & Banks Corp.	8,900	54,201
Dress Barn, Inc.*	34,700	626,335
Genesco, Inc.*	5,500	143,385
Group 1 Automotive, Inc.	18,100	460,102
Haverty Furniture Cos., Inc.*	4,700	56,917
hhgregg, Inc.*	13,800	227,562
Hibbett Sports, Inc.*	1,700	31,858
HOT Topic, Inc.*	47,952	369,230
Jo-Ann Stores, Inc.*	6,700	178,354
JOS. A. Bank Clothiers, Inc.*	1,077	44,135
MarineMax, Inc.*	5,100	34,731
Midas, Inc.*	2,700	21,762
Monro Muffler, Inc.	2,500	77,475
OfficeMax, Inc.*	24,500	280,035
PEP Boys-Manny, Moe & Jack	10,600	92,962
Rent-A-Center, Inc.*	21,400	392,904
Ross Stores, Inc.	12,600	554,526
Sonic Automotive, Inc. Class A	9,300	83,142
Stage Stores, Inc.	8,912	105,162
Stein Mart, Inc.*	6,300	59,850
The Buckle, Inc.	1,550	46,516
The Children's Place Retail Stores, Inc.*	1,600	50,320
The Finish Line, Inc. Class A	14,000	141,960
The Gymboree Corp.*	4,800	204,336
The Men's Wearhouse, Inc.	3,200	74,144
Tractor Supply Co.*	2,200	98,340
Tween Brands, Inc.*	6,000	50,880
Zale Corp.*	24,500	115,885
Zumiez, Inc.*	5,100	68,697
		4,983,795

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Textiles, Apparel & Luxury Goods (2.5%)
Carter's, Inc.*	3,300	$77,880
CROCS, Inc.*	87,000	528,960
Deckers Outdoor Corp.*	800	71,736
Iconix Brand Group, Inc.*	5,100	59,466
K-Swiss, Inc. Class A	3,300	26,928
Liz Claiborne, Inc.	23,700	136,038
Lululemon Athletica, Inc.*	6,800	170,816
Maidenform Brands, Inc.*	4,794	67,308
Movado Group, Inc.	4,200	44,016
Oxford Industries, Inc.	3,400	65,790
Perry Ellis International, Inc.*	2,600	35,542
Quiksilver, Inc.*	13,900	27,661
Skechers U.S.A., Inc. Class A*	8,800	192,016
Steven Madden, Ltd.*	8,100	328,050
The Timberland Co. Class A*	2,400	38,832
True Religion Apparel, Inc.*	1,500	38,655
Unifirst Corp.	2,000	84,140
Volcom, Inc.*	3,900	64,779
Wolverine World Wide, Inc.	3,000	76,740
		2,135,353
Thrifts & Mortgage Finance (0.6%)
Bank Mutual Corp.	8,500	59,670
Brookline Bancorp, Inc.	6,000	58,740
Dime Community Bancshares	1,500	16,485
NewAlliance Bancshares, Inc.	3,900	43,212
Ocwen Financial Corp.*	13,300	145,369
Trustco Bank Corp. NY	25,245	150,208
		473,684
Tobacco (0.3%)
Alliance One International, Inc.*	22,300	98,343
Universal Corp.	3,600	149,724
		248,067
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	4,500	91,035
Beacon Roofing Supply, Inc.*	22,100	317,356
Kaman Corp.	4,624	95,532
Lawson Products, Inc.	900	13,995
Watsco, Inc.	7,400	379,028
WESCO International, Inc.*	1,500	38,340
		935,286
Water Utilities (0.3%)
American States Water Co.	4,100	135,915
California Water Service Group	2,500	91,425
SJW Corp.	100	2,177
		229,517

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Schedule of Investments (continued)
October 31, 2009

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	100	$1,669
Syniverse Holdings, Inc.*	8,800	150,744
USA Mobility, Inc.	1,300	14,170
		166,583
TOTAL COMMON STOCKS (Cost $81,148,177)		83,040,880
PREFERRED STOCK (0.0%)
Personal Products (0.0%)
Revlon, Inc.*^ (Cost $21,936)	4,100	19,270
	Par (000)
SHORT-TERM INVESTMENT (1.9%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/02/09 (Cost $1,610,000)	$1,610	1,610,000
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $82,780,113)		84,670,150
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)		(650,270)
NET ASSETS (100.0%)		$84,019,880

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities
October 31, 2009

	Large Cap Value Fund	Small Cap Core Fund
Assets
Investments at value, (Cost $152,541,513 and $82,780,113, respectively) (Note 2)	$156,774,441	$84,670,150
Cash	504	564
Receivable for investments sold	2,960,072	416,342
Dividend and interest receivable	336,231	38,092
Receivable for fund shares sold	65,958	26,400
Prepaid expenses	32,540	38,674
Total Assets	160,169,746	85,190,222
Liabilities
Advisory fee payable (Note 3)	74,877	39,590
Administrative services fee payable (Note 3)	21,348	14,153
Shareholder servicing/Distribution fee payable (Note 3)	37,274	25,738
Payable for investments purchased	2,951,459	904,817
Payable for fund shares redeemed	488,754	51,058
Trustees' fee payable	5,657	5,657
Other accrued expenses payable	150,693	129,329
Total Liabilities	3,730,062	1,170,342
Net Assets
Capital stock, $.001 par value (Note 6)	14,068	9,388
Paid-in capital (Note 6)	200,911,568	130,722,100
Undistributed net investment income	415,318	4,061
Accumulated net realized loss on investments and foreign currency transactions	(49,134,198)	(48,605,706)
Net unrealized appreciation from investments	4,232,928	1,890,037
Net Assets	$156,439,684	$84,019,880
Common Shares
Net assets	$328,869	$14,325,051
Shares outstanding	29,745	1,572,371
Net asset value, offering price and redemption price per share	$11.06	$9.11
Advisor Shares
Net assets	$2,147,651	N/A
Shares outstanding	192,144	N/A
Net asset value, offering price and redemption price per share	$11.18	N/A
A Shares
Net assets	$150,637,514	$60,425,681
Shares outstanding	13,539,098	6,551,974
Net asset value and redemption price per share	$11.13	$9.22
Maximum offering price per share (net asset value/(1-5.75%))	$11.81	$9.78

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Assets and Liabilities (continued)
October 31, 2009

	Large Cap Value Fund	Small Cap Core Fund
B Shares
Net assets	$2,371,974	$3,037,567
Shares outstanding	218,693	411,472
Net asset value and offering price per share	$10.85	$7.38
C Shares
Net assets	$953,676	$6,231,581
Shares outstanding	88,664	852,268
Net asset value and offering price per share	$10.76	$7.31

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Operations
For the Year Ended October 31, 2009

	Large Cap Value Fund	Small Cap Core Fund
Investment Income (Note 2)
Dividends	$3,787,078	$1,169,749
Interest	95	41
Securities lending	1,079	649
Foreign taxes withheld	(23,109)	(793)
Total investment income	3,765,143	1,169,646
Expenses
Investment advisory fees (Note 3)	703,672	583,408
Administrative services fees (Note 3)	242,235	159,359
Shareholder servicing/Distribution fees (Note 3)
Common Class	—	34,742
Advisor Class	9,871	—
Class A	338,229	151,923
Class B	22,862	31,112
Class C	8,484	55,395
Transfer agent fees	308,634	211,400
Custodian fees	215,687	191,540
Printing fees (Note 3)	51,126	51,865
Registration fees	50,745	47,659
Audit and tax fees	38,910	34,558
Legal fees	26,960	21,548
Trustees' fees	16,104	16,104
Insurance expense	10,414	6,617
Commitment fees (Note 4)	4,122	2,407
Interest expense (Note 4)	—	998
Miscellaneous expense	7,561	6,177
Total expenses	2,055,616	1,606,812
Less: fees waived (Note 3)	(198,343)	(250,099)
Net expenses	1,857,273	1,356,713
Net investment income (loss)	1,907,870	(187,067)
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(23,957,538)	(30,534,342)
Net realized gain from foreign currency transactions	92	—
Net change in unrealized appreciation (depreciation) from investments	39,359,889	27,015,590
Net realized and unrealized gain (loss) from investments and foreign currency related items	15,402,443	(3,518,752)
Net increase (decrease) in net assets resulting from operations	$17,310,313	$(3,705,819)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets

	Large Cap Value Fund		Small Cap Core Fund
	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
From Operations
Net investment income (loss)	$1,907,870	$3,676,133	$(187,067)	$47,202
Net realized loss from investments and foreign currency transactions	(23,957,446)	(24,676,544)	(30,534,342)	(16,280,781)
Net change in unrealized appreciation (depreciation) from investments	39,359,889	(75,539,918)	27,015,590	(51,051,123)
Net increase (decrease) in net assets resulting from operations	17,310,313	(96,540,329)	(3,705,819)	(67,284,702)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(4,407)	(8,192)	—	—
Advisor Class shares	(22,379)	(48,163)	—	—
Class A shares	(1,807,556)	(3,573,660)	—	—
Class B shares	(20,225)	(46,838)	—	—
Class C shares	(7,343)	(13,426)	—	—
Distributions from net realized gains
Common Class shares	—	(93,955)	—	(18,726,350)
Advisor Class shares	—	(809,768)	—	—
Class A shares	—	(45,714,836)	—	(55,796,349)
Class B shares	—	(1,401,314)	—	(3,314,155)
Class C shares	—	(349,709)	—	(5,876,025)
Distributions from return of capital
Common Class shares	—	—	(9,406)	—
Advisor Class shares	—	—	—	—
Class A shares	—	—	(44,485)	—
Class B shares	—	—	(507)	—
Class C shares	—	—	(838)	—
Net decrease in net assets resulting from dividends and distributions	(1,861,910)	(52,059,861)	(55,236)	(83,712,879)

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Small Cap Core Fund
	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008	For the Year Ended October 31, 2009	For the Year Ended October 31, 2008
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	$5,029,255	$8,518,621	$5,453,785	$14,272,135
Reinvestment of dividends and distributions	1,680,734	47,881,522	51,416	78,197,395
Net asset value of shares redeemed	(22,255,405)	(48,760,638)	(24,000,877)[1]	(86,150,438)[2]
Net increase (decrease) in net assets from capital share transactions	(15,545,416)	7,639,505	(18,495,676)	6,319,092
Net decrease in net assets	(97,013)	(140,960,685)	(22,256,731)	(144,678,489)
Net Assets
Beginning of year	156,536,697	297,497,382	106,276,611	250,955,100
End of year	$156,439,684	$156,536,697	$84,019,880	$106,276,611
Undistributed net investment income	$415,318	$415,377	$4,061	$12,077

1  Net of $11 of redemption fees retained by the Fund.

2  Net of $9,830 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.88	$19.17	$21.93	$20.97	$19.98
INVESTMENT OPERATIONS
Net investment income[1]	0.15	0.26	0.26	0.28	0.24
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.18	(6.09)	1.68	3.42	2.32
Total from investment operations	1.33	(5.83)	1.94	3.70	2.56
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.26)	(0.25)	(0.26)	(0.25)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.15)	(3.46)	(4.70)	(2.74)	(1.57)
Net asset value, end of year	$11.06	$9.88	$19.17	$21.93	$20.97
Total return[2]	13.74%	(36.29)%	10.59%	19.44%	13.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$329	$300	$570	$600	$591
Ratio of expenses to average net assets	1.05%	0.90%	0.82%	0.89%	0.91%
Ratio of net investment income to average net assets	1.61%	1.89%	1.37%	1.37%	1.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%	—	—	—	—
Portfolio turnover rate	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$10.01	$19.33	$22.08	$21.10	$20.09
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.19	0.17	0.18	0.14
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.17	(6.12)	1.69	3.44	2.34
Total from investment operations	1.28	(5.93)	1.86	3.62	2.48
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.19)	(0.16)	(0.16)	(0.15)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.11)	(3.39)	(4.61)	(2.64)	(1.47)
Net asset value, end of year	$11.18	$10.01	$19.33	$22.08	$21.10
Total return[2]	13.05%	(36.45)%	10.01%	18.84%	12.81%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,148	$2,097	$5,234	$5,806	$8,368
Ratio of expenses to average net assets	1.55%	1.41%	1.32%	1.39%	1.41%
Ratio of net investment income to average net assets	1.11%	1.38%	0.87%	0.87%	0.65%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%	—	—	—	—
Portfolio turnover rate	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.95	$19.28	$22.03	$21.05	$20.05
INVESTMENT OPERATIONS
Net investment income[1]	0.13	0.23	0.22	0.22	0.19
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.18	(6.14)	1.69	3.45	2.33
Total from investment operations	1.31	(5.91)	1.91	3.67	2.52
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.22)	(0.21)	(0.21)	(0.20)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.13)	(3.42)	(4.66)	(2.69)	(1.52)
Net asset value, end of year	$11.13	$9.95	$19.28	$22.03	$21.05
Total return[2]	13.43%	(36.46)%	10.32%	19.18%	13.06%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$150,638	$150,304	$280,329	$305,866	$300,777
Ratio of expenses to average net assets	1.30%	1.16%	1.07%	1.14%	1.16%
Ratio of net investment income to average net assets	1.38%	1.63%	1.12%	1.12%	0.91%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%	—	—	—	—
Portfolio turnover rate	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.73	$18.92	$21.70	$20.78	$19.81
INVESTMENT OPERATIONS
Net investment income[1]	0.06	0.12	0.07	0.07	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.14	(6.00)	1.66	3.39	2.30
Total from investment operations	1.20	(5.88)	1.73	3.46	2.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.11)	(0.06)	(0.06)	(0.05)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.08)	(3.31)	(4.51)	(2.54)	(1.37)
Net asset value, end of year	$10.85	$9.73	$18.92	$21.70	$20.78
Total return[2]	12.54%	(36.93)%	9.49%	18.25%	12.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$2,372	$2,864	$9,224	$14,994	$20,057
Ratio of expenses to average net assets	2.05%	1.91%	1.82%	1.89%	1.91%
Ratio of net investment income to average net assets	0.66%	0.89%	0.39%	0.37%	0.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%	—	—	—	—
Portfolio turnover rate	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Value Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.65	$18.79	$21.58	$20.68	$19.72
INVESTMENT OPERATIONS
Net investment income[1]	0.06	0.12	0.07	0.07	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	1.13	(5.95)	1.65	3.37	2.30
Total from investment operations	1.19	(5.83)	1.72	3.44	2.33
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	(0.11)	(0.06)	(0.06)	(0.05)
Distributions from net realized gains	—	(3.20)	(4.45)	(2.48)	(1.32)
Total dividends and distributions	(0.08)	(3.31)	(4.51)	(2.54)	(1.37)
Net asset value, end of year	$10.76	$9.65	$18.79	$21.58	$20.68
Total return[2]	12.55%	(36.91)%	9.50%	18.25%	12.23%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$954	$972	$2,140	$2,618	$3,638
Ratio of expenses to average net assets	2.05%	1.91%	1.82%	1.89%	1.91%
Ratio of net investment income to average net assets	0.63%	0.89%	0.39%	0.37%	0.15%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%	—	—	—	—
Portfolio turnover rate	489%	179%	163%	78%	58%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.21	$22.41	$24.33	$23.84	$22.66
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.01)	0.01	(0.08)	0.11	(0.03)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.08)	(5.55)	2.16	2.85	3.39
Total from investment operations	(0.09)	(5.54)	2.08	2.96	3.36
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.14)	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	(0.01)	—	—	—	—
Total dividends and distributions	(0.01)	(7.66)	(4.00)	(2.47)	(2.18)
Net asset value, end of year	$9.11	$9.21	$22.41	$24.33	$23.84
Total return[3]	(1.02)%	(34.47)%	9.58%	13.23%	15.56%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$14,325	$16,565	$57,452	$70,525	$74,013
Ratio of expenses to average net assets	1.55%	1.47%	1.34%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	(0.15)%	0.09%	(0.39)%	0.47%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%	—	—	—	—
Portfolio turnover rate	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$9.32	$22.57	$24.44	$23.94	$22.75
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.01)	0.01	(0.08)	0.12	(0.04)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.08)	(5.60)	2.18	2.85	3.42
Total from investment operations	(0.09)	(5.59)	2.10	2.97	3.38
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.11)	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.19)
Distributions from return of capital	(0.01)	—	—	—	—
Total dividends and distributions	(0.01)	(7.66)	(3.97)	(2.47)	(2.19)
Net asset value, end of year	$9.22	$9.32	$22.57	$24.44	$23.94
Total return[3]	(1.01)%	(34.44)%	9.61%	13.22%	15.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$60,426	$79,414	$169,076	$263,006	$227,166
Ratio of expenses to average net assets	1.55%	1.47%	1.35%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets	(0.14)%	0.10%	(0.38)%	0.47%	(0.16)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%	—	—	—	—
Portfolio turnover rate	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.51	$19.91	$22.07	$21.99	$21.20
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.07)	(0.22)	(0.06)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.07)	(4.67)	1.93	2.61	3.17
Total from investment operations	(0.13)	(4.74)	1.71	2.55	2.97
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.01)	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	(0.00)[2]	—	—	—	—
Total dividends and distributions	(0.00)[2]	(7.66)	(3.87)	(2.47)	(2.18)
Net asset value, end of year	$7.38	$7.51	$19.91	$22.07	$21.99
Total return[3]	(1.72)%	(34.96)%	8.74%	12.41%	14.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$3,038	$3,981	$9,122	$12,465	$18,133
Ratio of expenses to average net assets	2.30%	2.23%	2.10%	2.12%	2.13%
Ratio of net investment loss to average net assets	(0.89)%	(0.65)%	(1.13)%	(0.28)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%	—	—	—	—
Portfolio turnover rate	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Small Cap Core Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2009	2008	2007	2006	2005
Per share data
Net asset value, beginning of year	$7.44	$19.80	$21.97	$21.91	$21.13
INVESTMENT OPERATIONS
Net investment loss[1]	(0.06)	(0.07)	(0.22)	(0.06)	(0.20)
Net gain (loss) on investments and futures contracts (both realized and unrealized)	(0.07)	(4.63)	1.92	2.59	3.16
Total from investment operations	(0.13)	(4.70)	1.70	2.53	2.96
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	—	(0.01)	—	—
Distributions from net realized gains	—	(7.66)	(3.86)	(2.47)	(2.18)
Distributions from return of capital	(0.00)[3]	—	—	—	—
Total dividends and distributions	(0.00)[3]	(7.66)	(3.87)	(2.47)	(2.18)
Net asset value, end of year	$7.31	$7.44	$19.80	$21.97	$21.91
Total return[4]	(1.73)%	(34.95)%	8.74%	12.36%	14.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$6,232	$6,318	$15,305	$16,028	$16,079
Ratio of expenses to average net assets	2.30%	2.23%	2.10%	2.12%	2.13%
Ratio of net investment loss to average net assets	(0.91)%	(0.66)%	(1.14)%	(0.28)%	(0.91)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%	—	—	—	—
Portfolio turnover rate	423%	195%	262%	67%	43%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Funds
Notes to Financial Statements
October 31, 2009

Note 1. Organization

Credit Suisse Capital Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and currently offers two managed investment funds, the Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Core Fund ("Small Cap Core"), (each a "Fund" and collectively, the "Funds"). The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified. Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income and Small Cap Core seeks a high level of growth of capital.

Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Effective December 12, 2001, Small Cap Core's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•   Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

•  Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing each Fund's investments carried at value:

Large Cap Value	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$155,267,391	$—	$—	$155,267,391
Preferred Stock	—	—	7,050	7,050
Short-Term Investment	—	1,500,000	—	1,500,000
Other Financial Instruments*	—	—	—	—
	$155,267,391	$1,500,000	$7,050	$156,774,441

*Other financial instruments include futures, forwards and swap contracts.

As of October 31, 2009, the amounts shown by Large Cap Value as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Small Cap Core	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$83,040,880	$—	$—	$83,040,880
Preferred Stock	—	—	19,270	19,270
Short-Term Investment	—	1,610,000	—	1,610,000
Other Financial Instruments*	—	—	—	—
	$83,040,880	$1,610,000	$19,270	$84,670,150

*Other financial instruments include futures, forwards and swap contracts.

As of October 31, 2009, the amounts shown by Small Cap Core as being Level 3 securities that were measured at fair value amounted to 0.02% of net assets.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — Effective October 31, 2009, each Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Core. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

Each Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. Each Fund has reviewed its current tax positions and has determined that no provision for income tax is required in each Fund's financial statements. Each Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pool available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Funds' securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2009, total earnings from the Funds' investment in cash collateral received in connection with Large Cap Value and Small Cap

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 2. Significant Accounting Policies

Core's securities lending arrangements were $1,206 and $788, respectively, of which $27 and $13, respectively, were rebated to borrowers (brokers). The Funds retained $1,079 and $649 in income, respectively, from the cash collateral investment, and SSB, as lending agent, was paid $100 and $126, respectively. Securities lending income is accrued as earned.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for each Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from Large Cap Value at an annual rate of 0.50% and for Small Cap Core, the lower of 0.70% or the following tiered fee:

Fund	Annual Rate
Small Cap Core	0.875% of first $100 million of average daily net assets
0.75% of next $100 million of average daily net assets
0.625% of average daily net assets over $200 million

For the year ended October 31, 2009, investment advisory fees earned and voluntarily waived were as follows:

Fund	Gross Investment Advisory Fee	Waiver	Net Investment Advisory Fee
Large Cap Value	$703,672	$(198,343)	$505,329
Small Cap Core	583,408	(250,099)	333,309

Credit Suisse will not recapture from the Funds any fees it waived during the year ended October 31, 2009. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Funds. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of each Fund's average daily net assets. For the year ended October 31, 2009, co-administrative services fees earned by CSAMSI were as follows:

Fund	Co-Administration Fee
Large Cap Value	$126,661
Small Cap Core	75,010

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Fund	Co-Administration Fee
Large Cap Value	$115,574
Small Cap Core	84,349

In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Core and Class A shares of each Fund. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such class' average daily net assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares of each Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Funds. For the year ended October 31, 2009, Small Cap Core reimbursed Credit Suisse $23,298, which is included in the Fund's transfer agent expense.

For the year ended October 31, 2009, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

Fund	Amount
Large Cap Value	$17,143
Small Cap Core	8,139

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Fund to provide certain financial printing services. For the year ended October 31, 2009, Merrill was paid for its services by the Funds as follows:

Fund	Amount
Large Cap Value	$37,903
Small Cap Core	38,718

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 4. Line of Credit

The Funds, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participate in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2009 and during the year ended October 31, 2009, Large Cap Value had no borrowings under the Credit Facility. At October 31, 2009, Small Cap Core had no loan outstanding under the Credit Facility. During the year ended October 31, 2009, Small Cap Core had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$2,997,000	0.857%	$4,974,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Large Cap Value	$707,514,890	$721,594,705
Small Cap Core	356,928,484	376,144,853

Note 6. Capital Share Transactions

Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Core is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

	Large Cap Value
	Common Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	481	$4,387	6,448	$96,151
Shares redeemed	(1,044)	(10,922)	(5,892)	(82,348)
Net increase (decrease)	(563)	$(6,535)	556	$13,803
	Advisor Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	36,539	$343,128	26,713	$362,974
Shares issued in reinvestment of dividends and distributions	2,466	22,379	56,720	857,931
Shares redeemed	(56,458)	(554,306)	(144,547)	(2,051,759)
Net decrease	(17,453)	$(188,799)	(61,114)	$(830,854)
	Class A
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	487,330	$4,568,968	553,808	$7,721,476
Shares issued in reinvestment of dividends and distributions	179,251	1,632,423	3,026,522	45,501,396
Shares redeemed	(2,229,384)	(20,785,132)	(3,019,504)	(42,030,850)
Net increase (decrease)	(1,562,803)	$(14,583,741)	560,826	$11,192,022
	Class B
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	11,044	$97,706	25,130	$363,183
Shares issued in reinvestment of dividends and distributions	1,842	15,953	77,347	1,142,704
Shares redeemed	(88,424)	(797,485)	(295,714)	(4,099,155)
Net decrease	(75,538)	$(683,826)	(193,237)	$(2,593,268)

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	1,972	$19,453	5,010	$70,988
Shares issued in reinvestment of dividends and distributions	650	5,592	19,369	283,340
Shares redeemed	(14,664)	(107,560)	(37,555)	(496,526)
Net decrease	(12,042)	$(82,515)	(13,176)	$(142,198)
	Small Cap Core
	Common Class
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	119,702	$979,480	186,693	$2,333,411
Shares issued in reinvestment of dividends and distributions	1,193	9,282	1,445,424	18,631,515
Shares redeemed	(346,795)	(2,867,227)	(2,397,574)	(30,848,910)
Net decrease	(225,900)	$(1,878,465)	(765,457)	$(9,883,984)
	Class A
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	425,464	$3,430,260	790,044	$9,992,664
Shares issued in reinvestment of dividends and distributions	5,208	40,982	3,984,893	51,963,012
Shares redeemed	(2,401,105)	(19,377,580)	(3,742,270)	(47,602,280)
Net increase (decrease)	(1,970,433)	$(15,906,338)	1,032,667	$14,353,396
	Class B
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	21,723	$142,940	31,010	$326,117
Shares issued in reinvestment of dividends and distributions	71	453	273,541	2,894,059
Shares redeemed	(140,305)	(915,961)	(232,783)	(2,491,904)
Net increase (decrease)	(118,511)	$(772,568)	71,768	$728,272

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2009		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	132,977	$901,105	156,343	$1,619,943
Shares issued in reinvestment of dividends and distributions	111	699	449,314	4,708,809
Shares redeemed	(130,072)	(840,109)	(529,498)	(5,207,344)
Net increase	3,016	$61,695	76,159	$1,121,408

Small Cap Core imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap Value
Common Class	4	79%
Advisor Class	2	98%
Class A	2	18%
Class B	2	16%
Class C	3	45%
Small Cap Core
Common Class	4	59%
Class A	1	6%
Class B	1	5%
Class C	1	6%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 7. Federal Income Taxes

The tax characteristics of dividends and distributions paid during the years ended October 31, 2009 and 2008, respectively, by the Funds were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2009	2008	2009	2008	2009	2008
Large Cap Value	$1,861,910	$26,789,138	$0	$25,270,723	$0	$0
Small Cap Core	0	18,377,735	0	65,335,144	55,236	0

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to wash sales, real estate investment trusts and cumulative basis adjustments on partnerships. At October 31, 2009, the components of distributable earnings on a tax basis for the Funds were as follows:

	Large Cap Value	Small-Cap Core
Undistributed net investment income	$410,092	$—
Accumulated realized loss	(44,774,521)	(44,173,945)
Unrealized depreciation	(121,523)	(2,537,663)
	$(44,485,952)	$(46,711,608)

At October 31, 2009, the Funds had capital loss carryforwards available to offset possible future capital gains as follows:

	Expires October 31,
Fund	2016	2017
Large Cap Value	$20,128,002	$24,646,519
Small Cap Core	16,052,894	28,121,051

During the tax year ended October 31, 2009, the Funds did not utilize any of the capital loss carryforwards.

It is uncertain whether the Funds will be able to realize the benefits of the capital loss carryforwards before they expire.

At October 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from

Credit Suisse Funds
Notes to Financial Statements (continued)
October 31, 2009

Note 7. Federal Income Taxes

investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

Fund	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Cap Value	$156,895,960	$3,782,126	$(3,903,645)	$(121,519)
Small Cap Core	87,207,813	2,642,649	(5,180,312)	(2,537,663)

At October 31, 2009, accumulated undistributed net investment income, accumulated net realized gain (loss) on investments and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gain/(loss), partnership investments, real estate investment trusts, net operating losses and dividend redesignations. Net assets were not affected by these reclassifications.

Fund	Paid-In Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investment
Large Cap Value	$(6)	$(46,019)	$46,025
Small Cap Core	(301,826)	179,051	122,775

Note 8. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

Effective October 31, 2009, each Fund adopted the FASB amendments to general standards on accounting for and disclosures of subsequent events. Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through December 23, 2009. Management has determined that there are no material events that would require disclosure in the Funds' financial statements through this date.

Credit Suisse Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Large Cap Value Fund and
Credit Suisse Small Cap Core Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Core Fund (collectively the "Funds"), portfolios of Credit Suisse Capital Funds, at October 31, 2009, the results of their operations for the year then ended and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 23, 2009

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	13	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Petroleum and Resources Corporation, The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	11	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Trustee, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	11	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	13	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of The Chile Fund, Inc., The Indonesia Fund, Inc., The First Israel Fund, Inc., The Latin America Equity Fund, Inc. and The Emerging Markets Telecommunications Fund, Inc. (each a closed-end investment company).

Credit Suisse Funds
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Fund	Term of Office[1] and Length Held with Served	of Time Principal Occupation(s) During Past Five Years
Officers**

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Funds
Tax Information Letter
October 31, 2009 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended October 31, 2009, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100% for the Large Cap Value Fund.

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2009, the Large Cap Value Fund designates approximately $1,861,910, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2009, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse Funds
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Funds' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  USEQVAL-AR-1009

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2009. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2009.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit Fees	$76,200	$60,000
Audit-Related Fees(1)	$10,200	$6,800
Tax Fees(2)	$10,200	$5,600
All Other Fees	—	—
Total	$96,600	$72,400

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($10,200 for 2008 and $6,800 for 2009).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s

3

investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009.

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

4

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009:

	2008	2009
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2008 and October 31, 2009 were $20,400 and $12,400, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

5

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

6

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: January 4, 2010

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 4, 2010

8